As filed with the Securities and Exchange Commission on November 29, 2001

                                                                      File Nos.
                                                                      333-46996
                                                                      811-10157

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933                                                     (X)

                          Pre-Effective Amendment No.
                                                     -

Post-Effective Amendment No.   1
                             -------

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                              (X)

Amendment No.    3
              -------

                             FRANKLIN GLOBAL TRUST
                             ---------------------
              (Exact Name of Registrant as Specified in Charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of Principal Executive Offices) (Zip Code)

              Registrant's Telephone Number, Including Area Code
                                 (650) 312-2000

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph (b)
   [x] on December 1, 2001 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box

   [   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.








Prospectus

Franklin Global Trust

Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund

CLASS A, B & C


INVESTMENT STRATEGY  GLOBAL GROWTH

DECEMBER 1, 2001





















[Insert Franklin Templeton Investments logo]



The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

 2  Franklin Global Aggressive Growth Fund


 9  Franklin Global Growth Fund

15  More Information on Investment Policies
    and Practices Applicable to the Franklin
    Global Aggressive Growth Fund and the
    Franklin Global Growth Fund

20  Management

22  Distributions and Taxes


YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, ACCOUNT TRANSACTIONS AND SERVICES
[End callout]


24  Choosing a Share Class

29  Buying Shares

32  Investor Services

36  Selling Shares

38  Account Policies

42  Questions


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's investment goal is long-term capital appreciation.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests primarily in equity securities of companies located throughout the world that demonstrate accelerating growth, increasing profitability, or above-average growth or growth potential. The manager focuses on companies believed to be poised for rapid growth through the development of next generation products, services and technologies. Common stocks, preferred stocks and depositary receipts are examples of equity securities.


[Begin call out]
The Fund invests primarily in companies located throughout the world that demonstrate accelerating growth, increasing profitability, or above-average growth or growth potential.
[End callout]


The Fund invests in companies of any size that the manager believes are positioned for rapid growth in revenues, earnings or assets. When suitable opportunities are available, the Fund may invest in initial public offerings of securities, and may invest a small portion of its assets in private or illiquid securities, such as late stage venture capital financing. The Fund will not invest more than 40% of its net assets in any one country other than the U.S. The Fund expects that a significant portion of its investments will be in securities of domestic issuers.

In choosing individual equity investments, the Fund's manager utilizes both a "top-down" evaluation of equity market sectors and an in-depth qualitative and quantitative analysis of individual equity securities. The manager employs this analysis to identify themes to help focus the Fund's investments on sectors considered to have exceptional growth potential and on fast growing, innovative companies within these sectors. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology), financial services and telecommunications.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]


STOCKS While this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other asset classes over the long term (over the short term they tend to go up and down more dramatically). These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


FOREIGN SECURITIES Investing in foreign securities, especially those of companies in emerging markets, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.


AGGRESSIVE GROWTH STYLE INVESTING The Fund's manager uses an aggressive growth strategy in choosing the Fund's investments. As a result, an investment in the Fund involves a greater degree of risk and its share price may be more volatile than an investment in a conservative equity fund or a growth fund investing entirely in proven growth stocks. The prices of aggressive growth stocks are based largely on projections of the issuer's future earnings and revenues and product development. If a company's earnings or revenues fall short of expectations, or if its new products do not come on line on a timely basis, its stock price may fall dramatically. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.


SMALLER AND MIDSIZE COMPANIES The Fund can invest without limit in smaller and midsize companies. Such companies involve greater risks than larger, more established companies. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which have a floating interest rate.


[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

Because the Fund is new, it does not have a full calendar year of performance.

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                         CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price              5.75%      4.00%      1.99%

  Load imposed on purchases               5.75%      None       1.00%

  Maximum deferred sales charge (load)   None/1     4.00%/2     0.99%/3


Please see "Choosing a Share Class" on page 24 for an explanation of how and when these sales charges apply.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/4

                                         CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Management fees/5                        0.74%       0.74%     0.74%
Distribution and service
(12b-1) fees                             0.34%       0.94%     0.89%
Other expenses                           6.12%       6.12%     6.12%
                                         ---------------------------
Total annual Fund operating expenses/5   7.20%       7.80%     7.75%
                                         ---------------------------


1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 24) and purchases by certain retirement plans without an initial sales charge.

2. Declines to zero after six years.

3. This is equivalent to a charge of 1% based on net asset value.

4. The Fund began offering shares on December 29, 2000. Total annual Fund operating expenses are annualized.

5. For the fiscal years ended July 31, 2001 and 2002, the manager and administrator have agreed in advance to limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 1.75% for Class A, 2.4% for Class B and 2.4% for Class C. With this reduction, management fees were 0% and total annual Fund operating expenses were 1.74% for Class A, 2.34% for Class B and 2.29% for Class C for the fiscal year ended July 31, 2001. After July 31, 2002, the manager and administrator may end this arrangement at any time.


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
If you sell your shares at
the end of the period:

CLASS A                        $1,246/1   $2,544      $3,786       $6,659
CLASS B                        $1,169     $2,543      $3,836       $6,705/2
CLASS C                        $  956     $2,308      $3,681       $6,796

If you do not sell your
shares:

CLASS B                        $  769     $2,243      $3,636       $6,705/2
CLASS C                        $  857     $2,308      $3,681       $6,796

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                                     PERIOD ENDED
                                                       JULY 31,
CLASS A                                                 2001/1
---------------------------------------------------------------
PER SHARE DATA ($)/2
Net asset value, beginning of period                   10.00
                                                     ----------
  Net investment income                                 --/3
  Net realized and unrealized losses                   (1.73)
                                                     ----------
Total from investment operations                       (1.73)
                                                     ----------
                                                     ----------
Net asset value, end of period                          8.27
                                                     ----------

Total return (%)/4                                    (17.30)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                  1,596
Ratios to average net assets: (%)
  Expenses                                             1.74/5
  Expenses excluding waiver and payments by            7.20/5
  affiliate
  Net investment income                                 .06/5
Portfolio turnover rate (%)                           32.80

CLASS B
---------------------------------------------------------------
PER SHARE DATA ($)/2
Net asset value, beginning of period                   10.00
                                                     ----------
  Net investment loss                                   (.02)
  Net realized and unrealized losses                   (1.74)
                                                     ----------
Total from investment operations                       (1.76)
                                                     ----------
                                                     ----------
Net asset value, end of period                          8.24
                                                     ----------

Total return (%)/4                                    (17.60)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   257
Ratios to average net assets: (%)
  Expenses                                              2.34/5
  Expenses excluding waiver and payments by             7.80/5
  affiliate
  Net investment loss                                   (.38)/5
Portfolio turnover rate (%)                            32.80

CLASS C
---------------------------------------------------------------
PER SHARE DATA ($)/2
Net asset value, beginning of period                   10.00
                                                     ----------
  Net investment loss                                   (.02)
  Net realized and unrealized losses                   (1.74)
                                                     ----------
Total from investment operations                       (1.76)
                                                     ----------
Net asset value, end of period                          8.24
                                                     ----------

Total return (%)/4                                    (17.60)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   297
Ratios to average net
assets: (%)
  Expenses                                              2.29/5
  Expenses excluding waiver and payments by             7.75/5
  affiliate
  Net investment loss                                   (.38)/5
Portfolio turnover rate (%)                            32.80

1. For the period December 29, 2000 (effective date) to July 31, 2001.

2. Based on average weighted shares outstanding.

3. Actual net income per share was $.003.

4. Total return does not include sales charges, and is not annualized.

5. Annualized.



FRANKLIN GLOBAL GROWTH FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's principal investment goal is long-term capital appreciation.


MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests primarily in equity securities of large and mid cap growth companies located and doing business throughout the world. The manager focuses on established companies who are among the global leaders in their industries in terms of products, services, and technologies. Common stocks, preferred stocks and depositary receipts are examples of equity securities.


[Begin callout]
The Fund invests primarily in equity securities of large and mid cap growth companies located and doing business throughout the world.
[End callout]


The Fund invests in securities of companies that currently have rising profits and revenues and accelerating growth rates, that have superior products, services, brands and technologies, that participate in industries with above-average growth characteristics and that are highly competitive within their industry. When suitable opportunities are available, the Fund may also invest in initial public offerings of securities, and may invest a small portion of its assets in private or illiquid securities, such as late stage venture capital financings. The Fund will not invest more than 40% of its net assets in any one country other than the U.S. The Fund expects that a significant portion of its investments will be in securities of domestic issuers.

In choosing individual equity investments, the Fund's manager utilizes both a "top-down" evaluation of equity market sectors and an in-depth qualitative and quantitative analysis of individual equity securities. The manager employs this analysis to identify themes to help focus the Fund's investments on sectors considered to have exceptional growth potential and on fast growing, innovative companies within these sectors. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology), financial services and telecommunications.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]


STOCKS While this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other asset classes over the long term (over the short term they tend to go up and down more dramatically). These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


FOREIGN SECURITIES Investing in foreign securities, especially those of companies in emerging markets, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.


GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to other stocks. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.



[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

Because the Fund is new, it does not have a full calendar year of performance.

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                         CLASS A    CLASS B    CLASS C
-----------------------------------------------------------------------

Maximum sales charge (load) as a
percentage of offering price             5.75%      4.00%       1.99%

  Load imposed on purchases              5.75%      None        1.00%

  Maximum deferred sales charge (load)   None/1    4.00%/2      0.99%/3

Please see "Choosing a Share Class" on page 24 for an explanation of how and when these sales charges apply.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/4

                                         CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Management fees/5                         0.77%      0.77%     0.77%
Distribution and service
(12b-1) fees                              0.33%      0.92%     0.90%
Other expenses                            3.55%      3.55%     3.55%
                                         ---------------------------
Total annual Fund operating expenses/5    4.65%      5.24%     5.22%
                                         ---------------------------

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 24) and purchases by certain retirement plans without an initial sales charge.

2. Declines to zero after six years.

3. This is equivalent to a charge of 1% based on net asset value.

4. The Fund began offering shares on December 29, 2000. Total annual Fund operating expenses are annualized.

5. For the fiscal years ended July 31, 2001 and 2002, the manager and administrator have agreed in advance to limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 1.75% for Class A, 2.4% for Class B and 2.4% for Class C. With this reduction, management fees were 0% and total annual Fund operating expenses were 1.73% for Class A, 2.32% for Class B and 2.30% for Class C for the fiscal year ended July 31, 2001. After July 31, 2002, the manager and administrator may end this arrangement at any time.


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at the
end of the period:

CLASS A                         $1,014/1   $1,897     $2,786     $5,035
CLASS B                         $  923     $1,866     $2,804     $5,067/2
CLASS C                         $  715     $1,645     $2,670     $5,211

If you do not sell your shares:

CLASS B                         $ 523      $1,566     $2,604     $5,067/2
CLASS C                         $ 616      $1,645     $2,670     $5,211

1. Assumes a contingent deferred sales charge (CDSC) will not apply.


2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                                   PERIOD
                                                   ENDED
                                                   JULY 31,
CLASS A                                            2001/1
---------------------------------------------------------------
PER SHARE DATA ($)/2
Net asset value, beginning of period                 10.00
                                                  -------------
  Net investment income                               --/3
  Net realized and unrealized losses                 (2.18)
                                                  -------------
Total from investment operations                     (2.18)
                                                  -------------
                                                  -------------
Net asset value, end of period                        7.82
                                                  -------------

Total return (%)/4                                  (21.80)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                3,236
Ratios to average net assets: (%)
  Expenses                                            1.73/5
  Expenses excluding waiver and payments by           4.65/5
  affiliate
  Net investment income                                .11/5
Portfolio turnover rate (%)                          37.17

CLASS B
---------------------------------------------------------------
PER SHARE DATA ($)/2
Net asset value, beginning of period                 10.00
                                                  -------------
  Net investment loss                                 (.03)
  Net realized and unrealized losses                 (2.18)
                                                  -------------
Total from investment operations                     (2.21)
                                                  -------------
                                                  -------------
Net asset value, end of period                        7.79
                                                  -------------

Total return (%)/4                                   (22.10)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                 458
Ratios to average   net assets: (%)
  Expenses                                            2.32/5
  Expenses excluding waiver and payments by           5.24/5
  affiliate
  Net investment loss                                 (.58)/5
Portfolio turnover rate (%)                          37.17

CLASS C
---------------------------------------------------------------
PER SHARE DATA ($)/2
Net asset value, beginning of period                 10.00
                                                  -------------
  Net investment loss                                 (.02)
  Net realized and unrealized losses                 (2.20)
                                                  -------------
Total from investment operations                     (2.22)
                                                  -------------
Net asset value, end of period                        7.78
                                                  -------------

Total return (%)/4                                   (22.20)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                 358
Ratios to average net assets: (%)
  Expenses                                            2.30/5
  Expenses excluding waiver and payments by           5.22/5
  affiliate
  Net investment loss                                 (.47)/5
Portfolio turnover rate (%)                          37.17

1. For the period December 29, 2000 (effective date) to July 31, 2001.
2. Based on average weighted shares outstanding.
3. Actual net income per share was $.004.
4. Total return does not include sales charges, and is not annualized.
5. Annualized.

[Insert graphic of Stocks and Bonds] MORE INFORMATION ON INVESTMENT POLICIES AND PRACTICES APPLICABLE TO THE FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND AND THE FRANKLIN GLOBAL GROWTH FUND


EQUITY SECURITIES Each of the Funds invests primarily in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of a Fund's assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

DEPOSITARY RECEIPTS The Funds may buy American, European, and Global Depositary Receipts. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

INITIAL PUBLIC OFFERINGS Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Funds, or only in very limited quantities. Thus, when the Funds' size is smaller, any gains from IPOs will have an exaggerated impact of the Funds' performance than when the Funds are larger. There can be no assurance that the Funds will have favorable IPO investment opportunities.

RISKS OF INVESTING IN FOREIGN SECURITIES

COUNTRY. General securities market movements in any country where a Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and Fund performance.

POLITICAL AND ECONOMIC DEVELOPMENTS. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for a Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

AVAILABILITY OF INFORMATION. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

TRADING PRACTICES. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

LIMITED MARKETS. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

EMERGING MARKETS A Fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Short-term volatility in these markets is not unusual, nor are declines in excess of 50%.

CURRENCY Many of the Funds' investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what each Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any securities denominated in that currency. Currency markets generally are not as regulated as securities markets.

EURO On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro, which will be implemented in stages, will have fully replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the exchange rate of the currencies of each of these countries is fixed to the euro and the new European Central Bank has control over each country's monetary policies. These countries' governments, however, continue to have the authority to set tax and spending policies and public debt levels.

Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on currency values or on the business or financial condition of European issuers whose securities the Funds may hold in their portfolios and, thus, the impact, if any, this will have on a Fund's performance. To the extent a Fund holds non-U.S. dollar (euro or other) denominated securities, it will also be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.


SECTOR FOCUS To the extent that a Fund has significant investments in one or a few sectors, it bears more risk than a fund which always maintains broad sector diversification.

TECHNOLOGY COMPANIES Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.



ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICES COMPANIES These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

BIOTECHNOLOGY AND HEALTH TECHNOLOGY COMPANIES The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries. In addition, these industries are characterized by competition and rapid technological developments which may make a company's products or services obsolete in a short period of time. As these factors impact these industries, the value of your shares may fluctuate significantly over relatively short periods of time.

TELECOMMUNICATION COMPANIES In addition to risks faced by the technology sector in general, telecommunication companies may be adversely affected by international, federal, and state regulations to which they are subject. In addition, this sector has been undergoing deregulations to enable increased competition, which could affect the companies in these sectors.


FINANCIAL SERVICES COMPANIES To the extent that a Fund has significant investments in financial services companies, general market and economic conditions as well as other risks specific to the financial services industry will impact the Fund's investments and its performance. For example, increases in interest rates can have a negative effect on the profitability of financial services companies. Financial services companies are subject to extensive government regulation, which tends to limit not only the amount and types of loans and other financial commitments a financial services company can make, but the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company.


PORTFOLIO TURNOVER Each Fund's portfolio turnover rate may be higher than that of other mutual funds. High portfolio turnover may involve additional expenses to the Fund, including transaction costs for purchases and sales of securities. These transactions may result in realization of taxable capital gains, including short-term capital gains, which are generally taxed at ordinary income tax rates.

More detailed information about the Funds, their policies and risks can be found in the Funds' Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

[Insert graphic of briefcase] MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Funds' investment manager. Advisers is a direct wholly owned subsidiary of Franklin Resources, Inc. (Resources). Together, Advisers and its affiliates manage over $246 billion in assets.

Under an agreement with Advisers, Fiduciary International, Inc. (Fiduciary), an indirect wholly owned subsidiary of Fiduciary Trust Company International (Fiduciary Trust) which is a direct wholly owned subsidiary of Resources, 600 5th Avenue, New York, NY 10020, is the Funds' sub-advisor. Fiduciary provides Advisers with investment management advice and assistance.


The team responsible for each Fund's management is:

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND


SHEILA HARTNETT-DEVLIN CFA, EXECUTIVE VICE PRESIDENT OF FIDUCIARY TRUST AND VICE PRESIDENT OF FIDUCIARY

Ms. Hartnett-Devlin has been a manager of the Fund since inception. She joined Fiduciary Trust in 1980.

JEREMY H. BIGGS CFA, VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER OF FIDUCIARY TRUST AND Vice PRESIDENT OF FIDUCIARY

Mr. Biggs has been a manager of the Fund since inception. He joined Fiduciary Trust in 1978.


MARGARET S. LINDSAY, SENIOR VICE PRESIDENT OF FIDUCIARY TRUST AND Vice PRESIDENT OF FIDUCIARY


Ms. Lindsay has been a manager of the Fund since inception. She joined Fiduciary in 1991.

ALISON J. SCHATZ CFA, SENIOR VICE PRESIDENT OF FIDUCIARY TRUST

Ms. Schatz has been a manager of the Fund since October 2001. She joined Fiduciary Trust in 1985.


FRANKLIN GLOBAL GROWTH FUND


SHEILA HARTNETT-DEVLIN CFA, EXECUTIVE VICE PRESIDENT OF FIDUCIARY TRUST AND Vice PRESIDENT OF FIDUCIARY

Ms. Hartnett-Devlin has been a manager of the Fund since inception. She joined Fiduciary Trust in 1980.

PAUL A.M. HARRIS CFA, VICE PRESIDENT OF FIDUCIARY TRUST AND VICE PRESIDENT OF FIDUCIARY

Mr. Harris has been a manager of the Fund since inception. He joined Fiduciary in 2000. Previously he was with Toronto Dominion Bank for ten years, including eight years with TD Asset Management.

DAVID J. BURNS CFA, ASSISTANT VICE PRESIDENT OF FIDUCIARY TRUST

Mr. Burns has been a manager of the Fund since October 2001. He joined Fiduciary Trust in 2000. Previously, he held positions at Harding, Loevner Management and Salomon Brothers.


Each Fund pays Advisers a fee for managing the Fund's assets. The fee is equal to an annual rate of:

o     0.800% of the value of net assets up to and including $500 million;
o 0.700% of the value of net assets over $500 million up to and including $1 billion;
o 0.650% of the value of net assets over $1 billion up to and including $1.5 billion;
o 0.600% of the value of net assets over $1.5 billion up to and including $6.5 billion;
o 0.575% of the value of net assets over $6.5 billion up to and including $11.5 billion;
o 0.555% of the value of net assets over $11.5 billion up to and including $16.5 billion;
o 0.540% of the value of net assets over $16.5 billion up to and including $19 billion;
o 0.530% of the value of net assets over $19 billion up to and including $21.5 billion; and
o     0.520% of the value of net assets in excess of $21.5 billion.

[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES
                           -----------------------

INCOME AND CAPITAL GAIN DISTRIBUTIONS
Each Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

AVOID "BUYING A DIVIDEND" If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

TAX CONSIDERATIONS In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

BACKUP WITHHOLDING
By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

o     provide your correct social security or taxpayer identification number,
o     certify that this number is correct,
o     certify that you are not subject to backup withholding, and
o     certify that you are a U.S. person (including a U.S. resident alien).

Each Fund must also withhold if the IRS instructs it to do so. When withholding is required, the amount will be as shown in this table:

                 PERIOD          WITHHOLDING RATE
          ------------------------------------------
              Before 8/7/01             31%
            8/7/01 - 12/31/01          30.5%
            1/1/02 - 12/31/03           30%
            1/1/04 - 12/31/05           29%
            1/1/06 - 12/31/10           28%

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. Any foreign taxes a Fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

YOUR ACCOUNT

[Insert graphic of pencil marking an "X"] CHOOSING A SHARE CLASS
                                          ----------------------


Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A                  CLASS B              CLASS C
---------------------------------------------------------------
o  Initial sales      o  No initial        o  Initial
   charge of 5.75%       sales charge         sales charge of
   or less                                    1%

o  Deferred sales     o  Deferred          o  Deferred
   charge of 1% on       sales charge of      sales charge of
   purchases of $1       4% on shares you     1% on shares
   million or more       sell within the      you sell within
   sold within 12        first year,          18 months
   months                declining to 1%
                         within six years
                         and eliminated
                         after that

o  Lower annual       o  Higher annual     o  Higher
   expenses than         expenses than        annual expenses
   Class B or C due      Class A (same as     than Class A
   to lower              Class C) due to      (same as Class
   distribution fees     higher               B) due to
                         distribution         higher
                         fees. Automatic      distribution
                         conversion to        fees. No
                         Class A shares       conversion to
                         after eight          Class A shares,
                         years, reducing      so annual
                         future annual        expenses do not
                         expenses.            decrease.

SALES CHARGES - CLASS A

                                  THE SALES CHARGE
                                   MAKES UP THIS %         WHICH EQUALS THIS
WHEN YOU INVEST THIS AMOUNT     OF THE OFFERING PRICE   % OF YOUR NET INVESTMENT
--------------------------------------------------------------------------------
Under $50,000                           5.75                      6.10
$50,000 but under $100,000              4.50                      4.71
$100,000 but under $250,000             3.50                      3.63
$250,000 but under $500,000             2.50                      2.56
$500,000 but under $1 million           2.00                      2.04


INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page 27), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see page 26).

DISTRIBUTION AND SERVICE (12B-1) FEES Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution fees of up to 0.35% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES            THIS % IS DEDUCTED
WITHIN THIS MANY YEARS AFTER       FROM YOUR PROCEEDS
BUYING THEM                        AS A CDSC
------------------------------------------------------
1 Year                                    4
2 Years                                   4
3 Years                                   3
4 Years                                   3
5 Years                                   2
6 Years                                   1
7 Years                                   0


With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 26). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.


MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We place any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 1% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS C

                               THE SALES CHARGE
                               MAKES UP THIS %         WHICH EQUALS THIS
                               OF THE OFFERING         % OF YOUR NET
WHEN YOU INVEST THIS AMOUNT    PRICE                   INVESTMENT
-----------------------------------------------------------------------------
Under $1 million                    1.00                   1.01

  WE PLACE ANY INVESTMENT OF $1 MILLION OR MORE IN CLASS A SHARES, SINCE THERE
       IS NO INITIAL SALES CHARGE AND CLASS A'S ANNUAL EXPENSES ARE LOWER.

CDSC There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see below).

DISTRIBUTION AND SERVICE (12B-1) FEES Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 1% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]


To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton fund (please see page 34 for exchange information).


SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases of Class A shares.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.
[End callout]


o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in Franklin Templeton funds for purposes of calculating the sales charge. You also may combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts also may be included.

o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

     TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE APPROPRIATE SECTION OF YOUR
                              ACCOUNT APPLICATION.

REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying Fund shares at a discount.



[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

MINIMUM INVESTMENTS
------------------------------------------------------------------
                                        INITIAL      ADDITIONAL
------------------------------------------------------------------
Regular accounts                        $1,000       $50
------------------------------------------------------------------
Automatic investment plans              $50 ($25     $50 ($25
                                        for an       for an
                                        Education    Education
                                        IRA)         IRA)
------------------------------------------------------------------
------------------------------------------------------------------
UGMA/UTMA accounts                      $100         $50
------------------------------------------------------------------
Retirement accounts                     no minimum   no minimum
(other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)
------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                               $250         $50
------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                $250         $50
------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of Franklin
Templeton entities, and their
immediate family members                $100         $50
------------------------------------------------------------------

           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 32). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.



BUYING SHARES
----------------------------------------------------------------------
                     OPENING AN ACCOUNT      ADDING TO AN ACCOUNT
----------------------------------------------------------------------
[Insert graphic of
hands shaking]
                     Contact your            Contact your investment
THROUGH YOUR         investment              representative
INVESTMENT           representative
REPRESENTATIVE
----------------------------------------------------------------------

[Insert graphic of   If you have another     Before requesting a
phone and computer]  Franklin Templeton      telephone or online
                     fund account with your  purchase into an
BY PHONE/ONLINE      bank account            existing account,
                     information on file,    please make sure we
(Up to $100,000 per  you may open a new      have your bank account
shareholder per day) account by phone. At    information on file. If
                     this time, a new        we do not have this
1-800/632-2301       account may not be      information, you will
                     opened online.          need to send written
franklintempleton                            instructions with your
 .com                 To make a same day      bank's name and
                     investment, your phone  address, a voided check
                     order must be received  or savings account
NOTE:  CERTAIN       and accepted by us by   deposit slip, and a
ACCOUNT TYPES ARE    1:00 p.m. Pacific time  signature guarantee if
NOT AVAILABLE FOR    or the close of the     the bank and Fund
ONLINE ACCOUNT       New York Stock          accounts do not have at
ACCESS               Exchange, whichever is  least one common owner.
                     earlier.
                                             To make a same day investment, your
                                             phone or online order must be
                                             received and accepted by us by 1:00
                                             p.m. Pacific time or the close of
                                             the New York Stock Exchange,
                                             whichever is earlier.

----------------------------------------------------------------------
                     Make your check         Make your check payable
[Insert graphic of   payable to the Fund.    to the Fund. Include
envelope]                                    your account number on
                     Mail the check and      the check.
BY MAIL              your signed
                     application to          Fill out the deposit
                     Investor Services.      slip from your account
                                             statement. If you do not have a
                                             slip, include a note with your
                                             name, the Fund name, and your
                                             account number.

                                             Mail the check and deposit slip or
                                             note to Investor Services.
----------------------------------------------------------------------
[Insert graphic of   Call to receive a wire  Call to receive a wire
three lightning      control number and      control number and wire
bolts]               wire instructions.      instructions.

                     Wire the funds and      To make a same day wire
                     mail your signed        investment, please call
BY WIRE              application to          us by 1:00 p.m. Pacific
                     Investor Services.      time and make sure your
1-800/632-2301       Please include the      wire arrives by 3:00
(or 1-650/312-2000   wire control number or  p.m.
collect)             your new account
                     number on the
                     application.

                     To make a same day
                     wire investment, please
                     call us by 1:00 p.m.
                     Pacific time and make
                     sure your wire arrives
                     by 3:00 p.m.
----------------------------------------------------------------------

[Insert graphic of   Call Shareholder         Call Shareholder
 two                 Services at the number   Services at the number
arrows pointing in   below, or send signed    below or our automated
opposite directions] written instructions.    TeleFACTS system, or
                     You also may place       send signed written
BY EXCHANGE          an online exchange       instructions. You also
                     order. The               may place an online
TeleFACTS(R)         TeleFACTS system         exchange order.
1-800/247-1753       cannot be used to open
(around-the-clock    a new account.          (Please see page 34 for
access)                                       information on
                     (Please see page 34      exchanges.)
Our Website          for information on
franklintempleton    exchanges.)
 .com

----------------------------------------------------------------------

              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)



[Insert graphic of person with a headset] INVESTOR SERVICES
                                          -----------------

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

AUTOMATIC PAYROLL DEDUCTION You may invest in a Fund automatically by transferring money from your paycheck to a Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.


DISTRIBUTION OPTIONS You may reinvest distributions you receive from a Fund in an existing account in the same share class* of the Fund or another Franklin Templeton fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.


[Begin callout]
For Franklin Templeton Bank & Trust retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

RETIREMENT PLANS Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.


TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals and automatic investment plans).

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.


 NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.


Because excessive trading can hurt fund performance, operations and shareholders, each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 40).

*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge.


SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply.


SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and each Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:


[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares
o you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account


We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Funds against potential claims based on the instructions received.


SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.



SELLING SHARES
---------------------------------------------------------------
                       TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------------------------------
[Insert graphic of
hands shaking]
                      Contact your investment representative
THROUGH YOUR
INVESTMENT
REPRESENTATIVE
---------------------------------------------------------------
[Insert graphic of    Send written instructions and endorsed
envelope]             share certificates (if you hold share
                      certificates) to Investor Services.
BY MAIL               Corporate, partnership or trust accounts may need to
                      send additional documents.

                      Specify the Fund, the account number
                      and the dollar value or number of
                      shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                      A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.
-------------------------------------------------------------------------------

[Insert graphic of    As long as your transaction is for
phone and computer]   $100,000 or less, you do not hold share
                      certificates and you have not changed
BY PHONE/ONLINE       your address by phone or online within
                      the last 15 days, you can sell your
1-800/632-2301        shares by phone or online.

franklintempleton     A check will be mailed to the name(s) and address on the
 .com                  account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

-------------------------------------------------------------------------------
[Insert graphic of    You can call, write, or visit us online
three                 to have redemption proceeds sent to a
lightning bolts]      bank account. See the policies above
                      for selling shares by mail, phone, or
BY ELECTRONIC FUNDS   online.
TRANSFER (ACH)
                      Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                      If we receive your request in proper
                      form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.
-------------------------------------------------------------------------------

[Insert graphic of    Obtain a current prospectus for the fund you are
two arrows pointing   considering. Prospectuses  in are available online at
in opposite           franklintempleton.com.
directions]

BY EXCHANGE           Call Shareholder Services at the number
                      below or our automated TeleFACTS
TeleFACTS(R)          system, or send signed written
1-800/247-1753        instructions. You also may place an
(around-the-clock     exchange order online.  See the
access)               policies above for selling shares by
                      mail, phone, or online.

                      If you hold share certificates, you
                      will need to return them to the Fund
                      before your exchange can be processed.

-------------------------------------------------------------------------------

              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)


[Insert graphic of paper and pen] ACCOUNT POLICIES
                                  ----------------

CALCULATING SHARE PRICE Each Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.


[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

Each Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.


ACCOUNTS WITH LOW BALANCES If the value of your account falls below $500 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Funds' financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN. You also can review and receive these documents on our website if you have registered your account online (please see "Telephone/Online Privileges" on page
33).

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from a Fund.


STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.


JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

MARKET TIMERS Each Fund does not allow investments by Market Timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a Market Timer if you have (i) requested an exchange or redemption out of any of the Franklin Templeton funds within two weeks of an earlier purchase or exchange request out of any fund, or (ii) exchanged or redeemed shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period. Accounts under common ownership or control with an account that is covered by (i) or (ii) also are subject to these limits.


ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:

o The Funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.
o The Funds may modify, suspend, or terminate telephone/online privileges at any time.
o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.
o The Funds may modify or discontinue the exchange privilege on 60 days' notice.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, each Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Funds promptly.

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                               CLASS A         CLASS B      CLASS C
--------------------------------------------------------------------
COMMISSION (%)                  ---             4.00          2.00
Investment under $50,000        5.00            ---           ---
$50,000 but under $100,000      3.75            ---           ---
$100,000 but under $250,000     2.80            ---           ---
$250,000 but under $500,000     2.00            ---           ---
$500,000 but under $1 million   1.60            ---           ---
$1 million or more              up to 1.00/1    ---           ---
12B-1 FEE TO DEALER             0.25/2          0.25/3       1.00/4

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Each Fund may pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.
3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
4. Dealers may be eligible to receive up to 0.25% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

[Insert graphic of question mark] QUESTIONS
                                  ---------

If you have any questions about the Funds or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                             HOURS (PACIFIC TIME,
DEPARTMENT NAME          TELEPHONE NUMBER    MONDAY THROUGH FRIDAY)
-----------------------------------------------------------------
Shareholder Services      1-800/632-2301    5:30 a.m. to 5:00 p.m.
                                            6:30 a.m. to 2:30 p.m.
                                            (Saturday)
Fund Information          1-800/DIAL BEN    5:30 a.m. to 5:00 p.m.
                         (1-800/342-5236)   6:30 a.m. to 2:30 p.m.
                                            (Saturday)
Retirement Services       1-800/527-2020    5:30 a.m. to 5:00 p.m.
Advisor Services          1-800/524-4040    5:30 a.m. to 5:00 p.m.
Institutional Services    1-800/321-8563    6:00 a.m. to 5:00 p.m.

TDD (hearing impaired)    1-800/851-0637    5:30 a.m. to 5:00 p.m.

TeleFACTS(R) (automated)  1-800/247-1753    (around-the-clock access)



FOR MORE INFORMATION


You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).


For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report online at franklintempleton.com.


FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
franklintempleton.com


You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.



Investment Company Act file #811-10157                             FGG P 12/01






Prospectus

Franklin Global Trust

Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund


ADVISOR CLASS

INVESTMENT STRATEGY  GLOBAL GROWTH

DECEMBER 1, 2001

















[Insert Franklin Templeton Investments logo]



The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

 2  Franklin Global Aggressive Growth Fund

 7  Franklin Global Growth Fund

11  More Information on Investment Policies
    and Practices Applicable to the Franklin
    Global Aggressive Growth Fund and the
    Franklin Global Growth Fund

16  Management

18  Distributions and Taxes


YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT QUALIFIED INVESTORS, ACCOUNT TRANSACTIONS AND SERVICES [End callout]


20  Qualified Investors

22  Buying Shares

24  Investor Services

28  Selling Shares

30  Account Policies

33  Questions


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's investment goal is long-term capital appreciation.


MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests primarily in equity securities of companies located throughout the world that demonstrate accelerating growth, increasing profitability, or above-average growth or growth potential. The manager focuses on companies believed to be poised for rapid growth through the development of next generation products, services and technologies. Common stocks, preferred stocks and depositary receipts are examples of equity securities.


[Begin call out]
The Fund invests primarily in companies located throughout the world that demonstrate accelerating growth, increasing profitability, or above-average growth or growth potential.
[End callout]


The Fund invests in companies of any size that the manager believes are positioned for rapid growth in revenues, earnings or assets. When suitable opportunities are available, the Fund may invest in initial public offerings of securities, and may invest a small portion of its assets in private or illiquid securities, such as late stage venture capital financing. The Fund will not invest more than 40% of its net assets in any one country other than the U.S. The Fund expects that a significant portion of its investments will be in securities of domestic issuers.

In choosing individual equity investments, the Fund's manager utilizes both a "top-down" evaluation of equity market sectors and an in-depth qualitative and quantitative analysis of individual equity securities. The manager employs this analysis to identify themes to help focus the Fund's investments on sectors considered to have exceptional growth potential and on fast growing, innovative companies within these sectors. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology), financial services and telecommunications.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]


STOCKS While this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other asset classes over the long term (over the short term they tend to go up and down more dramatically). These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


FOREIGN SECURITIES Investing in foreign securities, especially those of companies in emerging markets, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.


AGGRESSIVE GROWTH STYLE INVESTING The Fund's manager uses an aggressive growth strategy in choosing the Fund's investments. As a result, an investment in the Fund involves a greater degree of risk and its share price may be more volatile than an investment in a conservative equity fund or a growth fund investing entirely in proven growth stocks. The prices of aggressive growth stocks are based largely on projections of the issuer's future earnings and revenues and product development. If a company's earnings or revenues fall short of expectations, or if its new products do not come on line on a timely basis, its stock price may fall dramatically. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.


SMALLER AND MIDSIZE COMPANIES The Fund can invest without limit in smaller and midsize companies. Such companies involve greater risks than larger, more established companies. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which have a floating interest rate.


[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

Because the Fund is new, it does not have a full calendar year of performance.

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    ADVISOR CLASS
--------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1

                                                    ADVISOR CLASS
--------------------------------------------------------------------
Management fees/2                                        0.74%
Distribution and service (12b-1) fees                    None
Other expenses                                           6.12%
                                                   -----------------
Total annual Fund operating expenses/2                   6.86%
                                                   -----------------

1. Total annual Fund operating expenses are annualized.
2. For the fiscal years ended July 31, 2001 and 2002, the manager and administrator have agreed in advance to limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 1.40%. With this reduction, management fees were 0% and total annual Fund operating expenses were 1.40%. After July 31, 2002, the manager and administrator may end this arrangement at any time.


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR    3 YEARS  5 YEARS  10 YEARS
---------------------------------------
  $680     $2,001    $3,274   $6,255


[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the financial performance for Advisor Class since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                       PERIOD
                                                     ENDED JULY 31,
ADVISOR CLASS                                           2001/1
-----------------------------------------------------------------
PER SHARE DATA ($)/2
Net asset value, beginning of period                    10.00
                                                     ------------
   Net investment income                                  .03
   Net realized and unrealized losses                   (1.74)
                                                     ------------
Total from investment operations                        (1.71)
                                                     ------------
Net asset value, end of period                           8.29
                                                     ------------
Total return (%)/3                                     (17.10)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                    238
Ratios to average net assets: (%)
   Expenses                                             1.40/4
  Expenses excluding waiver and payments by             6.86/4
  affiliate
   Net investment income                                 .59/4
Portfolio turnover rate (%)                            32.80

1. For the period December 29, 2000 (effective date) to July 31, 2001.
2. Based on average weighted shares outstanding.
3. Total return is not annualized.
4. Annualized.



FRANKLIN GLOBAL GROWTH FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's principal investment goal is long-term capital appreciation.


MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests primarily in equity securities of large and mid cap growth companies located and doing business throughout the world. The manager focuses on established companies who are among the global leaders in their industries in terms of products, services, and technologies. Common stocks, preferred stocks and depositary receipts are examples of equity securities.


[Begin callout]
The Fund invests primarily in equity securities of large and mid cap growth companies located and doing business throughout the world.
[End callout]


The Fund invests in securities of companies that currently have rising profits and revenues and accelerating growth rates, that have superior products, services, brands and technologies, that participate in industries with above-average growth characteristics and that are highly competitive within their industry. When suitable opportunities are available, the Fund may also invest in initial public offerings of securities, and may invest a small portion of its assets in private or illiquid securities, such as late stage venture capital financings. The Fund will not invest more than 40% of its net assets in any one country other than the U.S. The Fund expects that a significant portion of its investments will be in securities of domestic issuers.

In choosing individual equity investments, the Fund's manager utilizes both a "top-down" evaluation of equity market sectors and an in-depth qualitative and quantitative analysis of individual equity securities. The manager employs this analysis to identify themes to help focus the Fund's investments on sectors considered to have exceptional growth potential and on fast growing, innovative companies within these sectors. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology), financial services and telecommunications.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]


STOCKS While this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other asset classes over the long term (over the short term they tend to go up and down more dramatically). These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


FOREIGN SECURITIES Investing in foreign securities, especially those of companies in emerging markets, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.


GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to other stocks. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.



[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

Because the Fund is new, it does not have a full calendar year of performance.


[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    ADVISOR CLASS
--------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1

                                                    ADVISOR CLASS
--------------------------------------------------------------------
Management fees/2                                        0.77%
Distribution and service (12b-1) fees                    None
Other expenses                                           3.55%
Total annual Fund operating expenses/2                   4.32%
                                                   -----------------

1. Total annual Fund operating expenses are annualized.
2. For the fiscal years ended July 31, 2001 and 2002, the manager and administrator have agreed in advance to limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 1.40%. With this reduction, management fees were 0% and total annual Fund operating expenses were 1.40%. After July 31, 2002, the manager and administrator may end this arrangement at any time.


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR    3 YEARS  5 YEARS  10 YEARS
---------------------------------------
  $433     $1,309    $2,197   $4,470

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the financial performance for Advisor Class since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                   PERIOD ENDED
                                                     JULY 31,
ADVISOR CLASS                                         2001/1
-----------------------------------------------------------------
PER SHARE DATA ($)/2
Net asset value, beginning of period                  10.00
                                                  ---------------
   Net investment income                                .03
   Net realized and unrealized losses                 (2.20)
                                                  ---------------
Total from investment operations                      (2.17)
                                                  ---------------
Net asset value, end of period                         7.83
                                                  ---------------
Total return (%)/3                                   (21.70)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                  219
Ratios to average net assets: (%)
   Expenses                                            1.40/4
  Expenses excluding waiver and payments by            4.32/4
  affiliate
   Net investment income                                .57/4
Portfolio turnover rate (%)                           37.17

1. For the period December 29, 2000 (effective date) to July 31, 2001.
2. Based on average weighted shares outstanding.
3. Total return is not annualized.
4. Annualized.

[Insert graphic of Stocks and Bonds] MORE INFORMATION ON INVESTMENT POLICIES AND PRACTICES APPLICABLE TO THE FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND AND THE FRANKLIN GLOBAL GROWTH FUND


EQUITY SECURITIES Each of the Funds invests primarily in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of a Fund's assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.


DEPOSITARY RECEIPTS The Funds may buy American, European, and Global Depositary Receipts. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.


INITIAL PUBLIC OFFERINGS Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Funds, or only in very limited quantities. Thus, when the Funds' size is smaller, any gains from IPOs will have an exaggerated impact of the Funds' performance than when the Funds are larger. There can be no assurance that the Funds will have favorable IPO investment opportunities.

RISKS OF INVESTING IN FOREIGN SECURITIES

COUNTRY. General securities market movements in any country where a Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and Fund performance.

POLITICAL AND ECONOMIC DEVELOPMENTS. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for a Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

AVAILABILITY OF INFORMATION. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

TRADING PRACTICES. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

LIMITED MARKETS. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

EMERGING MARKETS A Fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Short-term volatility in these markets is not unusual, nor are declines in excess of 50%.

CURRENCY Many of the Funds' investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what each Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any securities denominated in that currency. Currency markets generally are not as regulated as securities markets.

EURO On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro, which will be implemented in stages, will have fully replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the exchange rate of the currencies of each of these countries is fixed to the euro and the new European Central Bank has control over each country's monetary policies. These countries' governments, however, continue to have the authority to set tax and spending policies and public debt levels.

Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on currency values or on the business or financial condition of European issuers whose securities the Funds may hold in their portfolios and, thus, the impact, if any, this will have on a Fund's performance. To the extent a Fund holds non-U.S. dollar (euro or other) denominated securities, it will also be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.


SECTOR FOCUS To the extent that a Fund has significant investments in one or a few sectors, it bears more risk than a fund which always maintains broad sector diversification.

TECHNOLOGY COMPANIES Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.


ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICES COMPANIES These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

BIOTECHNOLOGY AND HEALTH TECHNOLOGY COMPANIES The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries. In addition, these industries are characterized by competition and rapid technological developments which may make a company's products or services obsolete in a short period of time. As these factors impact these industries, the value of your shares may fluctuate significantly over relatively short periods of time.

TELECOMMUNICATION COMPANIES In addition to risks faced by the technology sector in general, telecommunication companies may be adversely affected by international, federal, and state regulations to which they are subject. In addition, this sector has been undergoing deregulations to enable increased competition, which could affect the companies in these sectors.


FINANCIAL SERVICES COMPANIES To the extent that a Fund has significant investments in financial services companies, general market and economic conditions as well as other risks specific to the financial services industry will impact the Fund's investments and its performance. For example, increases in interest rates can have a negative effect on the profitability of financial services companies. Financial services companies are subject to extensive government regulation, which tends to limit not only the amount and types of loans and other financial commitments a financial services company can make, but the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company.


PORTFOLIO TURNOVER Each Fund's portfolio turnover rate may be higher than that of other mutual funds. High portfolio turnover may involve additional expenses to the Fund, including transaction costs for purchases and sales of securities. These transactions may result in realization of taxable capital gains, including short-term capital gains, which are generally taxed at ordinary income tax rates.

More detailed information about the Funds, their policies and risks can be found in the Funds' Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

[Insert graphic of briefcase] MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Funds' investment manager. Advisers is a direct wholly owned subsidiary of Franklin Resources, Inc. (Resources). Together, Advisers and its affiliates manage over $246 billion in assets.

Under an agreement with Advisers, Fiduciary International, Inc. (Fiduciary), an indirect wholly owned subsidiary of Fiduciary Trust Company International (Fiduciary Trust) which is a direct wholly owned subsidiary of Resources, 600 5th Avenue, New York, NY 10020, is the Funds' sub-advisor. Fiduciary provides Advisers with investment management advice and assistance.


The team responsible for each Fund's management is:

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND


SHEILA HARTNETT-DEVLIN CFA, EXECUTIVE VICE PRESIDENT OF FIDUCIARY TRUST AND VICE PRESIDENT OF FIDUCIARY

Ms. Hartnett-Devlin has been a manager of the Fund since inception. She joined Fiduciary Trust in 1980.

JEREMY H. BIGGS CFA, CHAIRMAN AND CHIEF INVESTMENT OFFICER OF FIDUCIARY TRUST AND Vice PRESIDENT OF FIDUCIARY

Mr. Biggs has been a manager of the Fund since inception. He joined Fiduciary Trust in 1978.


MARGARET S. LINDSAY, SENIOR VICE PRESIDENT OF FIDUCIARY TRUST AND VICE PRESIDENT OF FIDUCIARY


Ms. Lindsay has been a manager of the Fund since inception. She joined Fiduciary in 1991.

ALISON J. SCHATZ CFA, SENIOR VICE PRESIDENT OF FIDUCIARY TRUST

Ms. Schatz has been a manager of the Fund since October 2001. She joined Fiduciary Trust in 1985.


FRANKLIN GLOBAL GROWTH FUND


SHEILA HARTNETT-DEVLIN CFA, EXECUTIVE VICE PRESIDENT OF FIDUCIARY TRUST AND VICE PRESIDENT OF FIDUCIARY

Ms. Hartnett-Devlin has been a manager of the Fund since inception. She joined Fiduciary Trust in 1980.

PAUL A.M. HARRIS CFA, VICE PRESIDENT OF FIDUCIARY TRUST AND VICE PRESIDENT OF FIDUCIARY

Mr. Harris has been a manager of the Fund since inception. He joined Fiduciary in 2000. Previously he was with Toronto Dominion Bank for ten years, including eight years with TD Asset Management.

DAVID J. BURNS CFA, ASSISTANT VICE PRESIDENT OF FIDUCIARY TRUST

Mr. Burns has been a manager of the Fund since October 2001. He joined Fiduciary Trust in 2000. Previously, he held positions at Harding, Loevner Management and Salomon Brothers.


Each Fund pays Advisers a fee for managing the Fund's assets. The fee is equal to an annual rate of:

o   0.800% of the value of net assets up to and including $500 million;
o 0.700% of the value of net assets over $500 million up to and including $1 billion;
o 0.650% of the value of net assets over $1 billion up to and including $1.5 billion;
o 0.600% of the value of net assets over $1.5 billion up to and including $6.5 billion;
o 0.575% of the value of net assets over $6.5 billion up to and including $11.5 billion;
o 0.555% of the value of net assets over $11.5 billion up to and including $16.5 billion;
o 0.540% of the value of net assets over $16.5 billion up to and including $19 billion;
o 0.530% of the value of net assets over $19 billion up to and including $21.5 billion; and
o   0.520% of the value of net assets in excess of $21.5 billion.

[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES
                           -----------------------


INCOME AND CAPITAL GAIN DISTRIBUTIONS
Each Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

AVOID "BUYING A DIVIDEND" If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

TAX CONSIDERATIONS In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.
BACKUP WITHHOLDING
By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

o     provide your correct social security or taxpayer identification number,
o     certify that this number is correct,
o     certify that you are not subject to backup withholding, and
o     certify that you are a U.S. person (including a U.S. resident alien).

Each Fund must also withhold if the IRS instructs it to do so. When withholding is required, the amount will be as shown in this table:

                 PERIOD          WITHHOLDING RATE
          ------------------------------------------
              Before 8/7/01             31%
            8/7/01 - 12/31/01          30.5%
            1/1/02 - 12/31/03           30%
            1/1/04 - 12/31/05           29%
            1/1/06 - 12/31/10           28%

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. Any foreign taxes a Fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.


YOUR ACCOUNT

[Insert graphic of pencil marking an "X"]  QUALIFIED INVESTORS
                                           -------------------

The following investors may qualify to buy Advisor Class shares of the Funds.

o Qualified registered investment advisors with clients invested in any series of Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has an agreement with Franklin Templeton Distributors, Inc. (Distributors). Minimum investments: $1,000 initial and $50 additional.

o Broker-dealers, registered investment advisors or certified financial planners who have an agreement with Distributors for clients participating in comprehensive fee programs. Minimum investments: $250,000 initial ($100,000 initial for an individual client) and $50 additional.

o Officers, trustees, directors and full-time employees of Franklin Templeton Investments and their immediate family members. Minimum investments: $100 initial ($50 for accounts with an automatic investment plan) and $50 additional.

o Each series of the Franklin Templeton Fund Allocator Series. Minimum investments: $1,000 initial and $1,000 additional.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.
[End callout]

o Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum investments: $1 million initial investment in Advisor Class or Class Z shares of any Franklin Templeton fund and $50 additional.

o  Accounts managed by Franklin Templeton Investments. Minimum investments:
   No initial minimum and $50 additional.

o  The Franklin Templeton Profit Sharing 401(k) Plan. Minimum investments:
   No initial or additional minimums.

o Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under section 401 of the Internal Revenue Code, including salary reduction plans qualified under section 401(k) of the Internal Revenue Code, and that are sponsored by an employer (i) with at least 10,000 employees, or (ii) with retirement plan assets of $100 million or more. Minimum investments: No initial or additional minimums.

o Trust companies and bank trust departments initially investing in Franklin Templeton funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. Minimum investments: No initial or additional minimums.

o Individual investors. Minimum investments: $5 million initial and $50 additional. You may combine all of your shares in Franklin Templeton funds for purposes of determining whether you meet the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any Franklin Templeton fund.

o Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of an established group of 11 or more investors. Minimum investments: $5 million initial and $50 additional. For minimum investment purposes, the group's investments are added together. The group may combine all of its shares in Franklin Templeton funds for purposes of determining whether it meets the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any Franklin Templeton fund. There are certain other requirements and the group must have a purpose other than buying Fund shares without a sales charge.

Please note that Advisor Class shares of the Funds generally are not available to retirement plans through Franklin Templeton's ValuSelect(R) program. Retirement plans in the ValuSelect program before January 1, 1998, however, may invest in the Funds' Advisor Class shares.



[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 24). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.


BUYING SHARES
---------------------------------------------------------------------
                    OPENING AN ACCOUNT     ADDING TO AN ACCOUNT
---------------------------------------------------------------------
[Insert graphic of
hands shaking]
                    Contact your           Contact your investment
THROUGH YOUR        investment             representative
INVESTMENT          representative
REPRESENTATIVE
---------------------------------------------------------------------

[Insert graphic of  If you have another    Before requesting a
phone and computer] Franklin Templeton     telephone or online
                    fund account with      purchase into an
BY PHONE/ONLINE     your bank account      existing account, please
                    information on file,   make sure we have your
(Up to $100,000     you may open a new     bank account information
per shareholder     account by phone. At   on file. If we do not
per day)            this time, a new       have this information,
                    account may not be     you will need to send
1-800/632-2301      opened online.         written instructions
                                           with your bank's name
franklintempleton   To make a same day     and address, a voided
 .com                investment, your       check or savings account
                    phone order must be    deposit slip, and a
NOTE:  CERTAIN      received and accepted  signature guarantee if
ACCOUNT TYPES ARE   by us by 1:00 p.m.     the bank and Fund
NOT AVAILABLE FOR   Pacific time or the    accounts do not have at
ONLINE ACCOUNT      close of the New York  least one common owner.
ACCESS              Stock Exchange,
                    whichever is earlier.  To make a same day
                                           investment, your phone or online
                                           order must be received and accepted
                                           by us by 1:00 p.m. Pacific time or
                                           the close of the New York Stock
                                           Exchange, whichever is earlier.

---------------------------------------------------------------------
                    Make your check        Make your check payable
[Insert graphic of  payable to the Fund.   to the Fund. Include
envelope]                                  your account number on
                    Mail the check and     the check.
BY MAIL             your signed
                    application to         Fill out the deposit
                    Investor Services.     slip from your account
                                           statement. If you do not have a slip,
                                           include a note with your name, the
                                           Fund name, and your account number.

                                           Mail the check and deposit slip or
                                           note to Investor Services.
---------------------------------------------------------------------
[Insert graphic of  Call to receive a      Call to receive a wire
three lightning     wire control number    control number and wire
bolts]              and wire instructions. instructions.

                    Wire the funds and     To make a same day wire
BY WIRE             mail your signed       investment, please call
                    application to         us by 1:00 p.m. Pacific
1-800/632-2301      Investor Services.     time and make sure your
(or 1-650/312-2000  Please include the     wire arrives by 3:00
collect)            wire control number    p.m.
                    or your new account
                    number on the
                    application.

                    To make a same day
                    wire investment,
                    please call us by
                    1:00 p.m. Pacific
                    time and make sure
                    your wire arrives
                    by 3:00 p.m.
---------------------------------------------------------------------

[Insert graphic of  Call Shareholder       Call Shareholder
two                 Services at the        Services at the number
arrows pointing in  number below, or send  below, or send signed
opposite            signed written         written instructions.
directions]         instructions.   You    You also may place an
                    also may place an      online exchange order.
BY EXCHANGE         online exchange
                    order.

Our Website         (Please see page 26    Please see page 26
franklintempleton   for information on     for information on
 .com                (exchanges.)           exchanges.)


---------------------------------------------------------------------

              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of person with a headset] INVESTOR SERVICES
                                          -----------------

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.


AUTOMATIC PAYROLL DEDUCTION You may invest in a Fund automatically by transferring money from your paycheck to a Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.


DISTRIBUTION OPTIONS You may reinvest distributions you receive from a Fund in an existing account in the same share class of the Fund or in Advisor Class or Class A shares of another Franklin Templeton fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton fund, you must qualify to buy that fund's Advisor Class shares. For distributions reinvested in Class A shares of another Franklin Templeton fund, initial sales charges and contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.


[Begin callout]
For Franklin Templeton Bank & Trust retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

RETIREMENT PLANS Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.


TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals and automatic investment plans).

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.


 NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust or Templeton Foreign Fund, you also may exchange your shares for Class A shares of those funds (without any sales charge)* or for shares of Templeton Institutional Funds, Inc.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.


Because excessive trading can hurt fund performance, operations and shareholders, each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 32).


*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you otherwise qualify to buy the fund's Advisor Class shares.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

You can sell your shares at any time.


SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and each Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:


[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than $100,000 worth of shares
o  you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account


We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Funds against potential claims based on the instructions received.


SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age
59 1/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.


SELLING SHARES
----------------------------------------------------------
                    TO SELL SOME OR ALL OF YOUR SHARES
----------------------------------------------------------
[Insert graphic of
hands shaking]
                    Contact your investment
THROUGH YOUR        representative
INVESTMENT
REPRESENTATIVE
----------------------------------------------------------
[Insert graphic     Send written instructions and
of envelope]        endorsed share certificates (if you
                    hold share certificates) to Investor
BY MAIL             Services.  Corporate, partnership or
                    trust accounts may need to send
                    additional documents.

                    Specify the Fund, the account number
                    and the dollar value or number of
                    shares you wish to sell. Be sure to
                    include all necessary signatures and
                    any additional documents, as well as
                    signature guarantees if required.

                    A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.
----------------------------------------------------------

[Insert graphic of  As long as your transaction is for
phone and computer] $100,000 or less, you do not hold
                    share certificates and you have not
BY PHONE/ONLINE     changed your address by phone or
                    online within the last 15 days, you
1-800/632-2301      can sell your shares by phone or
                    online.
franklintempleton
 .com                A check will be mailed to the name(s) and address on the
                    account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

----------------------------------------------------------
[Insert graphic     You can call, write, or visit us
of three            online to have redemption proceeds
lightning bolts]    sent to a bank account. See the policies above for selling shares by mail, phone, or online.

BY ELECTRONIC FUNDS
TRANSFER (ACH)      Before requesting to have redemption
                    proceeds sent to a bank account,
                    please make sure we have your bank
                    account information on file. If we
                    do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                    If we receive your request in proper
                    form by 1:00 p.m. Pacific time,
                    proceeds sent by ACH generally will
                    be available within two to three
                    business days.
----------------------------------------------------------

[Insert graphic     Obtain a current prospectus for the
of two              fund you are considering.
arrows pointing in  Prospectuses are available online at
opposite            franklintempleton.com.
directions]
                    Call Shareholder Services at the
BY EXCHANGE         number below or send signed written
                    instructions. You also may place an
                    exchange order online.  See the
                    policies above for selling shares by
                    mail, phone, or online.

                    If you hold share certificates, you
                    will need to return them to the Fund
                    before your exchange can be
                    processed.

----------------------------------------------------------

              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES
                                  ----------------

CALCULATING SHARE PRICE Each Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The NAV for Advisor Class is calculated by dividing its net assets by the number of its shares outstanding.

Each Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.


ACCOUNTS WITH LOW BALANCES If the value of your account falls below $500 ($50 for employee accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Funds' financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN. You also can review and receive these documents on our website if you have registered your account online (please see "Telephone/Online Privileges" on page
25).

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from a Fund.


STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.


JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

MARKET TIMERS Each Fund does not allow investments by Market Timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a Market Timer if you have (i) requested an exchange or redemption out of any of the Franklin Templeton funds within two weeks of an earlier purchase or exchange request out of any fund, or (ii) exchanged or redeemed shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period. Accounts under common ownership or control with an account that is covered by (i) or (ii) also are subject to these limits.

ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:


o The Funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.
o The Funds may modify, suspend, or terminate telephone/online privileges at any time.

o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.

o The Funds may modify or discontinue the exchange privilege on 60 days' notice.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, each Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Funds promptly.

DEALER COMPENSATION Qualifying dealers who sell Advisor Class shares may receive up to 0.25% of the amount invested. This amount is paid by Franklin Templeton Distributors, Inc. from its own resources.

[Insert graphic of question mark] QUESTIONS
                                 ----------

If you have any questions about the Funds or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                            HOURS (PACIFIC TIME, MONDAY
DEPARTMENT NAME         TELEPHONE NUMBER    THROUGH FRIDAY)
----------------------------------------------------------------------
Shareholder Services    1-800/632-2301      5:30 a.m. to 5:00 p.m.
                                            6:30 a.m. to 2:30 p.m. (Saturday)
Fund Information        1-800/DIAL BEN      5:30 a.m. to 5:00 p.m.
                       (1-800/342-5236)     6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Services     1-800/527-2020      5:30 a.m. to 5:00 p.m.
Advisor Services        1-800/524-4040      5:30 a.m. to 5:00 p.m.
Institutional Services  1-800/321-8563      6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)  1-800/851-0637      5:30 a.m. to 5:00 p.m.
TeleFACTS(R)(automated) 1-800/247-1753      (around-the-clock access)


FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).


For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report online at franklintempleton.com.


FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
franklintempleton.com




You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.


Investment Company Act file #811-10157                             FGG PA 12/01






FRANKLIN GLOBAL TRUST
FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND
FRANKLIN GLOBAL GROWTH FUND

CLASS A, B & C


STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 1, 2001


[Insert Franklin Templeton Investments logo]


P.O. BOX 997151, SACRAMENTO, CA 95899-9983 1-800/DIAL BEN(R)


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated December 1, 2001, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in the Funds' Annual Report to Shareholders, for the fiscal year ended July 31, 2001, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).


CONTENTS


Goals, Strategies and Risks                               2
Officers and Trustees                                    12
Management and Other Services                            15
Portfolio Transactions                                   17
Distributions and Taxes                                  18
Organization, Voting Rights and Principal Holders        21
Buying and Selling Shares                                22
Pricing Shares                                           28
The Underwriter                                          29
Performance                                              30
Miscellaneous Information                                32
Description of Ratings                                   33


MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;

o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
   PRINCIPAL.


GOALS, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when a Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.


Each Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of a Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.


FRANKLIN GLOBAL GROWTH FUND AND
FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND

FUNDAMENTAL INVESTMENT POLICIES

Each Fund's principal investment goal is long-term capital appreciation.

A Fund may not:


1. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), or any exemptions therefrom which may be granted by the Securities and Exchange Commission (SEC), or from any person in a private transaction not intended for public distribution, for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed).


2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment goal and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

4. Purchase or sell real estate and commodities, except that the Fund may buy or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, indices or any other financial instruments, and may purchase and sell options on such futures contracts.

5. Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts or repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

7. Buy the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of such Fund's total assets may be invested without regard to such 5% and 10% limitations.

NON-FUNDAMENTAL INVESTMENT POLICIES, TECHNIQUES, STRATEGIES AND THEIR RISKS

In trying to achieve its investment goals, each Fund may invest (unless otherwise indicated) in the following types of securities or engage in the following types of transactions:

EQUITY SECURITIES Each Fund invests primarily in equity securities. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater or lesser voting rights. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

A significant portion of each Fund's investments in equity securities may be securities of companies in the following particular industries:

BIOTECHNOLOGY COMPANIES The biotechnology industry is subject to extensive government regulation. The industry will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning healthcare reform and changes to the U.S. Food and Drug Administration's (FDA) approval process. If such legislation is passed it may affect the biotechnology industry. As these factors impact the biotechnology industry, the value of your shares may fluctuate significantly over relatively short periods of time.

Because the biotechnology industry is relatively new, investors may be quick to react to developments that affect the industry. In the past, biotechnology securities have exhibited considerable volatility in reaction to research and other developments. In comparison to more developed industries, there may be a thin trading market in biotechnology securities, and adverse developments in the biotechnology industry may be more likely to result in decreases in the value of biotechnology stocks.

Biotechnology companies are often small, start-up ventures whose products are only in the research stage. Only a limited number of biotechnology companies have reached the point of approval of products by the FDA and subsequent commercial production and distribution of such products. Therefore, the success of investments in the biotechnology industry is often based upon speculation and expectations about future products, research progress, and new product filings with regulatory authorities. Such investments are speculative and may drop sharply in value in response to regulatory or research setbacks.

HEALTH TECHNOLOGY COMPANIES The value of health technology companies may be affected by a variety of government actions. For example, the activities of some health technology companies may be funded or subsidized by federal and state governments. If government subsidies are discontinued, the profitability of these companies could be adversely affected. Stocks of these companies will be affected by government policies on health technology reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health technology companies are also subject to legislative risk, which is the risk of a reform of the health technology system through legislation. Health technology companies may face lawsuits related to product liability issues. Also, many products and services provided by health technology companies are subject to rapid obsolescence. The value of an investment in a Fund may fluctuate significantly over relatively short periods of time.


FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in a Fund. These risks can be significantly greater for investments in emerging markets. Although each Fund may invest in securities of issuers in emerging markets without limit, neither of the Funds currently intends to invest more than 10% of net assets in such securities. Investments in depositary receipts also involve some or all of the risks described below.


The political, economic, and social structures of some countries in which the Funds invest may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The Funds' management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

CURRENCY. Some of each Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

EURO. On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro, which will be implemented in stages, will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.


Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in the euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the above countries.


The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is new and untested. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities the Fund may hold, or the impact, if any, on Fund performance. In the first two years of the euro's existence, the exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time.

AMERICAN DEPOSITARY RECEIPTS (ADRS). European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) of non-U.S. issuers are interests in a pool of non-U.S. company's securities that have been deposited with a bank or trust company. The bank or trust company then sells interests in the pool to investors in the form of depositary receipts. Depositary receipts can be unsponsored or sponsored by the issuer of the underlying securities or by the issuing bank or trust company.

ADRs are usually issued by an American bank or trust company and may be registered for use in U.S. securities markets. Foreign banks or trust companies also may issue them. The Funds consider investments in depositary receipts to be investments in the equity securities of the issuers into which the depositary receipts may be converted.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales and certain foreign securities markets trading risks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on the Nasdaq. The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Depositary receipts may be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between such information and the market value of the depositary receipts.


CONVERTIBLE SECURITIES Although each Fund may invest in convertible securities without limit, neither of the Funds currently intends to invest more than 10% of net assets in such securities. The Funds may also invest in enhanced convertible securities.


A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued by an operations company or an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but sub-ordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security, but if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While each Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

ENHANCED CONVERTIBLE SECURITIES. In addition to "plain vanilla" convertibles, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these enhanced characteristics for investors include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer's perspective, enhanced structures are designed to meet balance sheet criteria, interest/ dividend payment deductibility and reduced equity dilution. The following are descriptions of common structures of enhanced convertible securities.


Mandatorily convertible securities (e.g., ACES, DECS, PRIDES, SAILS - each issuer has a different acronym for their version of these securities) are considered the most equity-like of convertible securities. At maturity these securities are mandatorily convertible into common stock offering investors some form of yield enhancement in return for some of the upside potential in the form of a conversion premium. Typical characteristics of mandatories include: issued as preferred stock, convertible at premium, pay fixed quarterly dividend (typically 500 to 600 basis points higher than common stock dividend), and are non-callable for the life of the security (usually three to five years). An important feature of mandatories is that the number of shares received at maturity is determined by the difference between the price of the common stock at maturity and the price of the common stock at issuance.


Enhanced convertible preferred securities (e.g., QUIPS, TOPrS, and TECONS) are, from an investor's viewpoint, essentially convertible preferred securities, i.e., they are issued as preferred stock convertible into common stock at a premium and pay quarterly dividends. Through this structure the company establishes a wholly owned special purpose vehicle whose sole purpose is to issue convertible preferred stock. The proceeds of the convertible preferred stock offering pass through to the company. The company then issues a convertible subordinated debenture to the special purpose vehicle. This convertible subordinated debenture has identical terms to the convertible preferred issued to investors. Benefits to the issuer include increased equity credit from rating agencies and the deduction of coupon payments for tax purposes.

A company divesting a holding in another company often uses exchangeable securities. The primary difference between exchangeables and standard convertible structures is that the issuing company is a different company to that of the underlying shares.

Yield enhanced stock (YES, also known as PERCS) mandatorily converts into common stock at maturity and offers investors a higher current dividend than the underlying common stock. The difference between these structures and other mandatories is that the participation in stock price appreciation is capped.

Zero-coupon and deep-discount convertible bonds (OID and LYONs) include the following characteristics: no or low coupon payments, imbedded put options allowing the investor to put them on select dates prior to maturity, call protection (usually three to five years), and lower than normal conversion premiums at issuance. A benefit to the issuer is that while no cash interest is actually paid, the accrued interest may be deducted for tax purposes. Because of their put options, these bonds tend to be less sensitive to changes in interest rates than either long maturity bonds or preferred stocks. The put options also provide enhanced downside protection while retaining the equity participation characteristics of traditional convertible bonds.


An investment in an enhanced convertible security or any other security may involve additional risks. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities also may make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.


DEBT SECURITIES Each Fund may invest up to 5% of its total assets in corporate debt securities that the manager believes have the potential for capital appreciation. The receipt of income from debt securities is incidental to a Fund's investment goal. A debt security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund's net asset value.


LOWER-RATED SECURITIES Although they may offer potentially higher returns than do higher rated securities, debt rated lower than BBB by Standard & Poor's Ratings Group (S&P(R)) or Baa by Moody's Investors Service, Inc. (Moody's) and unrated debt securities of comparable quality generally involve greater volatility of price and risk to principal, including the possibility of default by, or bankruptcy of the issuers of the securities, than is the case with higher-rated securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.


Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities. The ability of a Fund to achieve its investment goal may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were invested in higher rated securities.

Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek recovery. Each Fund currently limits its investment in lower-rated debt securities (including convertible debt securities) to 5% or less of its total assets.

DERIVATIVE SECURITIES The Funds' transactions in options, futures, and options on futures involve certain risks. These risks include, among others, the risk that the effectiveness of a transaction depends on the degree that price movements in the underlying securities, index, or currency correlate with price movements in the relevant portion of the Fund's portfolio. The Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying securities and the derivative security.

In addition, adverse market movements could cause a Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Positions in exchange traded options and futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract or related option at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions may have an adverse impact on a Fund's ability to effectively hedge its securities. Furthermore, if the Fund is unable to close out a position and if prices move adversely, the Fund will have to continue to make daily cash payments to maintain its required margin. If a Fund does not have sufficient cash to do this, it may have to sell portfolio securities at a disadvantageous time. The Funds will enter into an option or futures position only if there appears to be a liquid secondary market for the options or futures.


There can be no assurance that a continuous liquid secondary market will exist for any particular over-the-counter (OTC) option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option before its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.


OPTIONS, FUTURES, AND OPTIONS ON FUTURES. A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Options, futures, and options on futures are considered "derivative securities."

Each Fund may buy and sell options on securities and securities indices. The Funds may only buy options if the premiums paid for such options total 5% or less of net assets.

Each Fund may buy and sell futures contracts for securities and currencies. Each Fund may also buy and sell securities index futures and options on securities index futures. Each Fund may invest in futures contracts only to hedge against changes in the value of its securities or those it intends to buy. The Funds will not enter into a futures contract if the amounts paid for open contracts, including required initial deposits, would exceed 5% of net assets.

The Funds may take advantage of opportunities in the area of options, futures, and options on futures and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Funds' investment goals and legally permissible for the Funds.


OPTIONS. The Funds may buy or write (sell) put and call options on securities listed on a national securities exchange and in the OTC market. All options written by the Funds will be covered. The Funds may also buy or write put and call options on securities indices. Options written by the Funds will be for portfolio hedging purposes only.


A call option written by the Fund is covered if the Fund (a) owns the underlying security that is subject to the call or (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or
(b) greater than the exercise price of the call written if the difference is held in cash or high-grade debt securities in a segregated account with the Fund's custodian bank.

A put option written by the Fund is covered if the Fund maintains cash or high-grade debt securities with a value equal to the exercise price of the written put in a segregated account with its custodian bank. A put is also covered if the Fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option on the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. The Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

A Fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. A Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

A Fund may buy put options on securities in an attempt to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options allows the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund continues to receive interest or dividend income on the security. The Fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the Fund owns or has the right to acquire.

A Fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

Call and put options on stock indices are similar to options on securities except, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of a put) the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When a Fund writes an option on a stock index, the Fund will establish a segregated account with its custodian bank containing cash or high quality fixed-income securities in an amount at least equal to the market value of the underlying stock index. The Fund will maintain the account while the option is open or will otherwise cover the transaction.

FINANCIAL FUTURES. The Funds may enter into contracts for the purchase or sale of futures contracts based upon financial indices (financial futures). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver such cash value called for by the contract on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to take delivery of the cash value called for by the contract at a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. Futures contracts have been designed by exchanges designated "contracts markets" by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

The Funds will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of its securities or securities that they intend to buy and, to the extent consistent therewith, to accommodate cash flows. The Funds will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one third of total assets would be represented by futures contracts or related options. In addition, the Funds may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of initial deposits on existing financial futures and premiums paid on options on financial futures contracts would exceed 5% of total assets (taken at current value). If a Fund enters into a futures contract or related call option, it will maintain with its custodian bank, to the extent required by the rules of the SEC, assets in a segregated account to cover its obligations with respect to such contract which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

STOCK INDEX FUTURES. The Funds may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of their equity securities that might otherwise result. When a Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. The Funds may buy and sell call and put options on stock index futures to hedge against risks of market price movements. The need to hedge against these risks will depend on the extent of diversification of the Fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

BOND INDEX FUTURES AND RELATED OPTIONS. The Funds may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Funds reserve the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Funds' investment strategies in employing futures contracts based on an index of debt securities will be similar to that used in other financial futures transactions. They may also buy and write put and call options on bond index futures and enter into closing transactions with respect to such options.

FUTURES CONTRACTS FOR SECURITIES AND CURRENCIES. The Funds may buy and sell futures contracts for securities, and currencies. These Funds may also enter into closing purchase and sale transactions with respect to these futures contracts. The Funds will engage in futures transactions only for bona fide hedging or other appropriate risk management purposes. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

When securities prices are falling, a Fund may offset a decline in the value of its current portfolio securities through the sale of futures contracts. When prices are rising, a Fund can attempt to secure better prices than might be available when it intends to buy securities through the purchase of futures contracts. Similarly, a Fund can sell futures contracts on a specified currency in an attempt to protect against a decline in the value of that currency and its portfolio securities denominated in that currency. A Fund can buy futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the Fund has purchased or expects to buy.

Positions taken in the futures markets are not normally held to maturity, but are liquidated through offsetting transactions that may result in a profit or a loss. While the Funds' futures contracts on securities and currencies will usually be liquidated in this manner, the Funds may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

To the extent a Fund enters into a futures contract, it will deposit in a segregated account with its custodian bank cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. Should the value of the futures contract decline relative to the Fund's position, the Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value.

FINANCIAL FUTURES CONTRACTS - GENERAL. Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when they buy or sell financial futures contracts.


ILLIQUID SECURITIES Global Aggressive Growth Fund's policy is not to invest more than 15% of its net assets in illiquid securities. Global Growth Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally any security that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.


Each Fund does not consider securities that it acquires outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market to be illiquid assets if: (a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. Each Fund will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the Fund has reason to believe that it could not resell the securities in a public trading market.

The Funds' board of trustees has authorized the Funds to invest in legally restricted securities (such as those issued pursuant to an exemption from the registration requirements of the federal securities laws) where such investments are consistent with a Fund's investment objective. To the extent the manager determines there is a liquid institutional or other market for these securities, the Fund considers them to be liquid securities. An example of these securities are restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Funds' board of trustees will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the manager and the Funds' board of trustees will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may increase if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

The sale of restricted or illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

144A SECURITIES. Subject to its liquidity limitation, each Fund may invest in certain unregistered securities which may be sold under Rule 144A of the Securities Act of 1933 (144A securities). Due to changing market or other factors, 144A securities may be subject to a greater possibility of becoming illiquid than securities that have been registered with the SEC for sale. In addition, a Fund's purchase of 144A securities may increase the level of the security's illiquidity, as some institutional buyers may become uninterested in purchasing such securities after the Fund has purchased them.

LOANS OF PORTFOLIO SECURITIES To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A Fund also continues to receive any distributions paid on the loaned securities. A Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. A Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

PRIVATE INVESTMENTS Consistent with their respective investment goals and policies, each Fund may from time to time make private investments in companies whose securities are not publicly traded, including late stage private placements. These investments typically will take the form of letter stock or convertible preferred stock. Because these securities are not publicly traded, there is no secondary market for the securities. Each Fund will treat these securities as illiquid.

Late stage private placements are sales of securities made in non-public, unregistered transactions shortly before a company expects to go public. The Fund may make such investments in order to participate in companies whose initial public offerings are expected to be "hot" issues. There is no public market for shares sold in these private placements and it is possible that initial public offerings will never be completed. Moreover, even after an initial public offering, there may be a limited trading market for the securities or the Fund may be subject to contractual limitations on its ability to sell the shares.


REAL ESTATE SECURITIES Investments in real estate securities are subject to the risks associated with the real estate industry. Economic, regulatory, and social factors that affect the value of real estate will affect the value of real estate securities. These factors include overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. Real Estate Investment Trusts (REITs) are subject to risks related to the skill of their management, changes in value of the properties the REITs own, the quality of any credit extended by the REITs, and general economic and other factors.

REPURCHASE AGREEMENTS Each Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.


Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, these Funds agree to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. Each Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund's obligation under the agreement, including accrued interest, in a segregated account with the Fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under federal securities laws, the Funds do not treat them as borrowings for purposes of its investment restrictions, provided the segregated account is properly maintained.

JOINT TRANSACTIONS Each Fund may participate in joint repurchase agreement arrangements with, and combine orders to buy or sell securities with orders from, other funds managed by the manager and its affiliates. Each Fund may also invest in shares of one or more money market funds managed by the manager or its affiliates, to the extent permitted by exemptions granted under the 1940 Act.


SECURITIES INDUSTRY RELATED INVESTMENTS To the extent it is consistent with their respective investment goals and certain limitations under the 1940 Act, the Funds may invest their assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered to be part of the financial services industry. Generally, under the 1940 Act, a Fund may not acquire a security or any interest in a securities-related business to the extent such acquisition would result in the Fund acquiring in excess of 5% of a class of an issuer's outstanding equity securities or 10% of the outstanding principal amount of an issuer's debt securities, or investing more than 5% of the value of the Fund's total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the board. The Funds do not believe that these limitations will impede the attainment of their investment goals.

TEMPORARY INVESTMENTS When the manager believes a market or economic conditions are unfavorable for investors, the manager may invest up to 100% of a Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which a Fund normally invests, or economies of the countries where a Fund invests.

Temporary defensive investments generally may include high-grade commercial paper, repurchase agreements, and other money market equivalents. To the extent allowed by exemptions granted under the 1940 Act and a Fund's other investment policies and restrictions, the manager also may invest a Fund's assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.


UNSEASONED COMPANIES To the extent that a Fund may invest in smaller capitalization companies or other companies, it may have significant investments in relatively new or unseasoned companies that are in their early stages of development, or in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies.


OFFICERS AND TRUSTEES
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The Trust has a board of trustees. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The board also monitors each Fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, and principal occupations during the past five years are shown below.


Frank H. Abbott, III (80)
1045 Sansome Street, San Francisco, CA 94111
TRUSTEE


President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 28 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).


Harris J. Ashton (69)
191 Clapboard Ridge Road, Greenwich, CT 06830
TRUSTEE

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

*Harmon E. Burns (56)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT AND TRUSTEE

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton
Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.

Robert F. Carlson (73)
2120 Lambeth Way, Carmichael, CA 95608
TRUSTEE

Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of 12 of the investment companies in Franklin Templeton Investments; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (69)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
TRUSTEE


Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 49 of the investment companies in Franklin Templeton Investments.


Edith E. Holiday (49)
3239 38th Street, N.W., Washington, DC 20016
TRUSTEE

Director, Amerada Hess Corporation (exploration and refining of oil and gas) (1993-present), Hercules Incorporated (chemicals, fibers and resins) (1993-present), Beverly Enterprises, Inc. (health care) (1995-present), H.J. Heinz Company (processed foods and allied products) (1994-present) and RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-present); director or trustee, as the case may be, of 28 of the investment companies in Franklin Templeton Investments; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

*Charles B. Johnson (68)
One Franklin Parkway, San Mateo, CA 94403-1906
CHAIRMAN OF THE BOARD AND TRUSTEE

Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.

*Rupert H. Johnson, Jr. (61)
One Franklin Parkway, San Mateo, CA 94403-1906
PRESIDENT AND TRUSTEE

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton
Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.

Frank W.T. LaHaye (72)
20833 Stevens Creek Blvd., Suite 102, Cupertino, CA 95014
TRUSTEE

President, Las Olas (Asset Management); Director, The California Center for Land Recycling (redevelopment); director or trustee, as the case may be, of 28 of the investment companies in Franklin Templeton Investments; and formerly, Chairman, Peregrine Venture Management Company (venture capital); General Partner, Miller & LaHaye and Peregrine Associates, the general partners of Peregrine Venture funds.

Gordon S. Macklin (73)
8212 Burning Tree Road, Bethesda, MD 20817
TRUSTEE

Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); Director, Martek Biosciences Corporation, WorldCom, Inc. (communications services), MedImmune, Inc. (biotechnology), Overstock.com (Internet services), and Spacehab, Inc. (aerospace services); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992), and President, National Association of Securities Dealers, Inc. (until 1987).

Martin L. Flanagan (41)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 51 of the investment companies in Franklin Templeton Investments.

David P. Goss (54)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

Associate General Counsel, Franklin Templeton Investments; President, Chief Executive Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Franklin Real Estate Income Fund and Franklin Advantage Real Estate Income Fund (until 1996), Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust(until 2000).

Barbara J. Green (54)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

*Edward B. Jamieson (53)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT


Executive Vice President and Portfolio Manager, Franklin Advisers, Inc.; officer of other subsidiaries of Franklin Resources, Inc.; and officer and trustee of five of the investment companies in Franklin Templeton Investments.


Charles E. Johnson (45)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of the Board, President and Director, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 33 of the investment companies in Franklin Templeton Investments.

Edward V. McVey (64)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT


Senior Vice President, Franklin Templeton Distributors, Inc.; officer of one of the other subsidiaries of Franklin Resources, Inc. and of 29 of the investment companies in Franklin Templeton Investments.


Christopher J. Molumphy (39)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

Executive Vice President, Franklin Advisers, Inc. and officer of two of the investment companies in Franklin Templeton Investments.

Kimberley Monasterio (37)
One Franklin Parkway, San Mateo, CA 94403-1906
TREASURER AND PRINCIPAL ACCOUNTING OFFICER

Senior Vice President, Franklin Templeton Services, LLC; and officer of 33 of the investment companies in Franklin Templeton Investments.

Murray L. Simpson (64)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT AND SECRETARY

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset Management Ltd. (until 1999).


*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


The Trust currently does not pay fees to noninterested board members. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by Franklin Templeton Investments.

                                                NUMBER OF
                               TOTAL FEES       BOARDS IN
                             RECEIVED FROM      FRANKLIN
                               FRANKLIN         TEMPLETON
                               TEMPLETON        INVESTMENTS
                             INVESTMENTS/1      ON WHICH
   NAME                          ($)            EACH SERVES/2
---------------------------------------------------------
Frank H. Abbott                156,953              28
Harris J. Ashton               359,404              48
Robert F. Carlson               90,815              12
S. Joseph Fortunato            359,629              49
Edith E. Holiday               248,305              28
Frank W.T. LaHaye              165,529              28
Gordon S. Macklin              359,504              48

1. For the calendar year ended December 31, 2000.
2. We base the number of boards on the number of registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or funds within each investment company for which the board members are responsible. Franklin Templeton Investments currently includes 53 registered investment companies, with approximately 162 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.


Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED Each Fund's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.


The manager provides investment research and portfolio management services, and selects the securities for each Fund to buy, hold or sell. The manager also selects the brokers who execute the Funds' portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Funds, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of each Fund. Similarly, with respect to each Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.


The Funds, their manager, sub-advisor and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the codes of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for a Fund or that are currently held by a Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager, sub-advisor and principal underwriter will be governed by the codes of ethics. The codes of ethics are on file with, and available from, the Securities and Exchange Commission (SEC).

The Funds' sub-advisor is Fiduciary International, Inc., an indirect, wholly owned subsidiary of Resources. The sub-advisor has an agreement with the manager to provide portfolio management services to the Funds. The sub-advisor recommends the optimal equity allocation and provides advice regarding the Funds' investments. The sub-advisor also determines which securities will be purchased, retained or sold and executes these transactions. The sub-advisor is a research driven, fundamental investor whose strategy is based on a top-down evaluation of the equity markets, a thematic approach to stock selection which divides the market into broad economic sectors and an analysis of specific industry fundamentals. It will identify themes, often including more than one market sector, which provide the best opportunities for growth. The sub-advisor relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to identify companies with superior products, research capabilities and quality of management and determine those companies with superior earning power and expected growth rates. Such advantages as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership are all factors the sub-advisor believes point to strong growth potential. The sub-advisor projects growth rates and stock price targets for the short, medium and long term, and considers both absolute and relative price/earnings ratios in evaluating stocks. The sub-advisor's activities are subject to the board's review and control, as well as the manager's instruction and supervision.


MANAGEMENT FEES Each Fund pays the manager a fee equal to an annual rate of:

o 0.800% of the value of net assets up to and including $500 million;
o 0.700% of the value of net assets over $500 million up to and including $1 billion;
o 0.650% of the value of net assets over $1 billion up to and including $1.5 billion;
o 0.600% of the value of net assets over $1.5 billion up to and including $6.5 billion;
o 0.575% of the value of net assets over $6.5 billion up to and including $11.5 billion;
o 0.555% of the value of net assets over $11.5 billion up to and including $16.5 billion;
o 0.540% of the value of net assets over $16.5 billion up to and including $19 billion;
o 0.530% of the value of net assets over $19 billion up to and including $21.5 billion; and
o 0.520% of the value of net assets in excess of $21.5 billion.


The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of a Fund's shares pays its proportionate share of the fee.

For the period from December 29, 2000, through July 31, 2001, management fees, before any advance waiver, totaled $10,153 for the Global Aggressive Growth Fund and $18,754 for the Global Growth Fund. Under an agreement by the manager to waive its fees, the Global Aggressive Growth Fund and Global Growth Fund paid no management fees.


The manager pays the sub-advisor a fee equal to an annual rate of:


GLOBAL AGGRESSIVE GROWTH FUND


o  0.600% of the value of net assets up to and including $100 million;
o 0.500% of the value of net assets over $100 million up to and including $250 million;
o 0.450% of the value of net assets over $250 million up to and including $500 million;
o  0.400% of the value of net assets over $500 million.


GLOBAL GROWTH FUND

o  0.550% of the value of net assets up to and including  $100 million;
o 0.500% of the value of net assets over $100 million up to and including $250 million;
o 0.450% of the value of net assets over $250 million up to and including $500 million;
o  0.400% of the value of net assets over $500 million.

The manager pays this fee from the management fees it receives from the Fund. For the period from December 29, 2000, through July 31, 2001, sub-advisory fees, before any advance waiver, totaled $8,096 for the Global Aggressive Growth Fund and $13,279 for the Global Growth Fund. Under an agreement by the sub-advisor to waive its fees, the manager paid no sub-advisory fees.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) has an agreement with each Fund to provide certain administrative services and facilities for the Fund. FT Services is wholly owned by Resources and is an affiliate of each Fund's manager and principal underwriter.


The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES Each Fund pays FT Services a monthly fee equal to an annual rate of 0.20% of each Fund's average daily net assets.


For the period from December 29, 2000, through July 31, 2001, administration fees, before any advance waiver, totaled $2,701 for the Global Aggressive Growth Fund and $4,831 for the Global Growth Fund. Under an agreement by FT Services to waive its fees, the Global Aggressive Growth Fund and Global Growth Fund paid no administration fees.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is each Fund's shareholder servicing agent and acts as each Fund's transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Investor Services to P.O. Box 997151, Sacramento, CA 95899-9983.

For its services, Investor Services receives a fixed fee per account. Each Fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Funds. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by the Funds to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN JP Morgan Chase Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of each Fund's assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.


AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------


The manager selects brokers and dealers to execute each Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless the manager believes that trading on a principal basis will not provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.


The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Funds. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.


It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Funds' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.


Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the Funds tender portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Funds, any portfolio securities tendered by a Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Funds and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Funds.


During the last fiscal year ended July 31, each Fund paid the following brokerage commissions:

                                          BROKERAGE
                                         COMMISSIONS
                                            ($)
------------------------------------------------------
                                           2001/1
------------------------------------------------------
Global Aggressive Growth Fund              7119
Global Growth Fund                        14,925

1. For the period from December 29, 2000, through July 31, 2001.

For the fiscal year ended July 31, 2001, the Funds paid brokerage commissions from aggregate portfolio transactions to brokers who provided research services as follows:

                                                 AGGREGATE
                                BROKERAGE        PORTFOLIO
                               COMMISSIONS      TRANSACTIONS
                                    $                $
--------------------------------------------------------------
Global Aggressive Growth Fund     3,367          1,830,594

Global Growth Fund                9,357          4,709,445

As of July 31, 2001, the Funds owned the following securities issued by their regular broker-dealers:

                                             AGGREGATE VALUE OF
                                                 PORTFOLIO
                                              TRANSACTIONS ($)
-----------------------------------------------------------------
GLOBAL AGGRESSIVE GROWTH FUND
JP Morgan Chase & Co.                              22,000
Morgan Stanley Dean Witter                         15,000
GLOBAL GROWTH FUND
JP Morgan Chase & Co.                              90,000

Except as noted, neither Fund owned any securities issued by its regular broker-dealers as of the end of the fiscal year.


Because the Funds may, from time to time, invest in broker-dealers, it is possible that the Funds will own more than 5% of the voting securities of one or more broker-dealers through whom each Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Funds. To the extent the Funds place brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Funds, the Funds will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Funds to adhere to procedures adopted by the board relating to ensuring that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

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DISTRIBUTIONS AND TAXES


MULTICLASS DISTRIBUTIONS Each Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.

DISTRIBUTIONS OF NET INVESTMENT INCOME Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends a Fund pays are taxable to you as ordinary income.

DISTRIBUTIONS OF CAPITAL GAINS

CAPITAL GAIN DISTRIBUTIONS. A Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

TAXATION OF FIVE YEAR GAINS.
o SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from a Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. Each Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.
o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (for example, the 25, 28, 33 or 35% bracket when these brackets are fully phased-in in the year 2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

INVESTMENTS IN FOREIGN SECURITIES The next three paragraphs describe tax considerations that are applicable to funds that invest in foreign securities.

PASS-THROUGH OF FOREIGN TAX CREDITS. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you. If more than 50% of a Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). Each Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC SECURITIES. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). As a regulated investment company, a Fund will generally pay no federal income tax on the income and gains it distributes to you. The board reserves the right not to elect regulated investment company status for a Fund if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o  98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and
o 100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES
REDEMPTIONS. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Franklin Templeton fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

TAXATION OF FIVE YEAR GAINS.
o SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or 15% individual income tax bracket, gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.
o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (for example, the 25, 28, 33 or 35% bracket when these brackets are fully phased-in in the year 2006), gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any gains from the sale of Fund shares purchased after January 1, 2001, and held for more than five years will be subject to a maximum rate of tax of 18%. You may, however, elect to mark your Fund shares to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding period in the shares as of that date. The election does not apply to any Fund shares redeemed on or before January 2, 2002.

REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

WASH SALES. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

DEFERRAL OF BASIS. If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in the Fund or in another Franklin Templeton fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss on your redemption, all or a portion of the sales charge that you paid for your original shares in the Fund is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association
(FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, it is anticipated that a portion of the dividends paid by your Fund will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. The dividends-received deduction is available only with respect to dividends designated by the Fund as qualifying for this treatment. Qualifying dividends generally are limited to dividends of domestic corporations. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

INVESTMENT IN COMPLEX SECURITIES Each Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on its investments in complex securities. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example,

DERIVATIVES. Each Fund is permitted to invest in certain options, futures, options on futures, and foreign currency contracts. If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund would also be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

CONSTRUCTIVE SALES. A Fund's entry into an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.

TAX STRADDLES. A Fund's investment in options, futures, options on futures, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes. Under proposed regulations issued by the Internal Revenue Service, securities acquired as part of a "hedging transaction" may not be treated as a capital asset, and any gain or loss on the sale of these securities may be treated as ordinary income (rather than capital gain) or loss. These regulations, if ultimately adopted and deemed applicable to a Fund, could apply to any offsetting positions entered into by the Fund to reduce its risk of loss.

ENHANCED CONVERTIBLE SECURITIES. Each Fund is permitted to invest in enhanced convertible preferred securities (i.e., convertible securities restructured to offer enhanced convertibility and/or yield characteristics). Even though these securities are economically equivalent to traditional convertible securities, each security forming part of such an investment is analyzed separately, and the tax consequences of an investment in the component parts of an enhanced convertible security could differ from those of an investment in a traditional convertible security.

SECURITIES PURCHASED AT DISCOUNT. Each Fund is permitted to invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If a Fund invests in these securities, it could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

EACH OF THESE INVESTMENTS BY A FUND IN COMPLEX SECURITIES IS SUBJECT TO SPECIAL TAX RULES THAT COULD AFFECT THE AMOUNT, TIMING AND/OR TAX CHARACTER OF INCOME REALIZED BY A FUND AND DISTRIBUTED TO YOU.


ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
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Each Fund is a diversified series of Franklin Global Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Delaware business trust on September 26, 2000 and is registered with the SEC.

Each Fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. Each Fund may offer additional classes of shares in the future. The full title of each class of each Fund is:

o     Franklin Global Aggressive Growth Fund - Class A
o     Franklin Global Aggressive Growth Fund - Class B
o     Franklin Global Aggressive Growth Fund - Class C
o     Franklin Global Aggressive Growth Fund - Advisor Class

o     Franklin Global Growth Fund - Class A
o     Franklin Global Growth Fund - Class B
o     Franklin Global Growth Fund - Class C
o     Franklin Global Growth Fund - Advisor Class


Shares of each class represent proportionate interests in each Fund's assets. On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.


The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of November 1, 2001, the principal shareholders of each Fund, beneficial or of record, were:

NAME AND ADDRESS                            SHARE       PERCENTAGE
                                            CLASS          (%)
-------------------------------------------------------------------------
GLOBAL AGGRESSIVE GROWTH FUND

William O. Gilliam and Idella M. Gilliam      A           6.31
17800 NW 18th Avenue
Opa Locka, FL  33056-4949

AG Edwards Sons Inc.                          A           7.56
FBO Mark Noel
One North Jefferson
St. Louis, MO  63103-2287

Franklin Advisers, Inc.                       A          16.21
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Advisers, Inc.                       B          78.02
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Advisers, Inc.                       C          59.00
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Advisers, Inc.                    Advisor       88.22
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

GLOBAL GROWTH FUND
Franklin Advisers, Inc.                       A          15.90
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

American Enterprise                           B          28.94
Investment Services
FBO 183717991
P.O. Box 9446
Minneapolis, MN  55440-9446

Franklin Advisers, Inc.                       B          40.90
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

NFSC FMTC IRA SEPP                            C           5.99
FBO Benny C. Davis
1510 Canterbury Lane
Sevierville, TN  37862-6148

Franklin Advisers, Inc.                       C          47.37
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Advisers, Inc.                    Advisor       86.40
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, may be considered beneficial holders of the Fund shares held by Franklin Advisers, Inc. (Advisers). As principal shareholders of Resources, they may be able to control the voting of Advisers' shares of the Funds.


From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As of November 1, 2001, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
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The Funds continuously offer their shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

INITIAL SALES CHARGES The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B.

The initial sales charge for Class A shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases. Franklin Templeton funds include the U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

CUMULATIVE QUANTITY DISCOUNT. For purposes of calculating the sales charge on Class A shares, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in Franklin Templeton funds. You also may combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you also may add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in Franklin Templeton funds to determine the sales charge that applies.

LETTER OF INTENT (LOI). You may buy Class A shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

o Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any Class A purchases you made within 90 days before you filed your LOI also may qualify for a retroactive reduction in the sales charge. If you file your LOI with the Fund before a change in the Fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in Franklin Templeton funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in Franklin Templeton funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying Fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

A qualified group generally does not include a 403(b) plan that only allows salary deferral contributions.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by investors who reinvest within 365 days:


o Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.


o Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.

o Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

   If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

o Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

   If you paid a CDSC when you redeemed your Class A shares from a Templeton Global Strategy Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

   If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

o Distributions from an existing retirement plan invested in Franklin Templeton funds

WAIVERS FOR CERTAIN INVESTORS. Class A shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions due to anticipated economies in sales efforts and expenses, including:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

o Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy Fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

o Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

o Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

o Registered securities dealers and their affiliates, for their investment accounts only

o Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer

o Officers, trustees, directors and full-time employees of Franklin Templeton Investments, and their family members, consistent with our then-current policies

o Any investor who is currently a Class Z shareholder of Franklin Mutual Series Fund Inc. (Mutual Series), or who is a former Mutual Series Class Z shareholder who had an account in any Mutual Series fund on October 31, 1996, or who sold his or her shares of Mutual Series Class Z within the past 365 days

o Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

o  Accounts managed by Franklin Templeton Investments

o Certain unit investment trusts and their holders reinvesting distributions from the trusts

o  Group annuity separate accounts offered to retirement plans

o Chilean retirement plans that meet the requirements described under "Retirement plans" below

In addition, Class C shares may be purchased without an initial sales charge by any investor who buys Class C shares through an omnibus account with Merrill Lynch Pierce Fenner & Smith, Inc. A CDSC may apply, however, if the shares are sold within 18 months of purchase.

RETIREMENT PLANS. Retirement plans sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or
(iii) that agrees to invest at least $500,000 in Franklin Templeton funds over a 13 month period may buy Class A shares without an initial sales charge. Retirement plans that are not qualified retirement plans (employer sponsored pension or profit-sharing plans that qualify under section 401 of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans), SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue Code) must also meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small qualified retirement plan accounts for the purpose of meeting these requirements.

For retirement plan accounts opened on or after May 1, 1997, a CDSC may apply if the retirement plan is transferred out of Franklin Templeton funds or terminated within 365 days of the retirement plan account's initial purchase in Franklin Templeton funds.

SALES IN TAIWAN. Under agreements with certain banks in Taiwan, Republic of China, each Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Each Fund's Class A shares may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class A shares may be offered with the following schedule of sales charges:

SIZE OF PURCHASE - U.S. DOLLARS           SALES CHARGE (%)
------------------------------------------------------------
Under $30,000                                 3.0
$30,000 but less than $50,000                 2.5
$50,000 but less than $100,000                2.0
$100,000 but less than $200,000               1.5
$200,000 but less than $400,000               1.0
$400,000 or more                               0

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Funds' prospectus.

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors or one of its affiliates may pay up to 1%, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

In addition to the payments above, Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton Investments. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton Investments. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton Investments; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton Investments . Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 12 months of purchase. For Class C shares, a CDSC may apply if you sell your shares within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class A shares without an initial sales charge also may be subject to a CDSC if the retirement plan is transferred out of Franklin Templeton funds or terminated within 365 days of the account's initial purchase in Franklin Templeton funds.

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B SHARES WITHIN           THIS % IS DEDUCTED FROM
THIS MANY YEARS AFTER BUYING THEM                YOUR PROCEEDS AS A CDSC
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1 Year                                                     4
2 Years                                                    4
3 Years                                                    3
4 Years                                                    3
5 Years                                                    2
6 Years                                                    1
7 Years                                                    0

CDSC WAIVERS. The CDSC for any share class generally will be waived for:

o  Account fees

o Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
   (ii) the securities dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the securities dealer of record has entered into a supplemental agreement with Distributors

o Redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the securities dealer of record waived its commission in connection with the purchase

o Redemptions by the Funds when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner


o Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan


o Redemptions by an employee benefit plan: (i) that is a customer of Franklin Templeton Defined Contribution Services; and/or (ii) whose assets are held by Franklin Templeton Bank & Trust as trustee or custodian (not applicable to Class B)

o Distributions from individual retirement accounts (IRAs) due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.


If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment goal exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.


The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND In the case of redemption requests, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.


Franklin Templeton Investor Services, LLC (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions also may charge a fee for their services directly to their clients.


There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
-------------------------------------------------------------------------------

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV minus any applicable CDSC.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Each Fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The Funds do not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, each Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. Each Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, each Fund values them according to the broadest and most representative market as determined by the manager.


Each Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.


Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which a Fund's NAV is not calculated. Thus, the calculation of the Fund's NAV does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, each Fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
-------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Funds' shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


The table below shows the aggregate underwriting commissions Distributors received in connection with the offering of the Funds' shares, the net underwriting discounts and commissions Distributors retained after allowances to dealers, and the amounts Distributors received in connection with redemptions or repurchases of shares for the last fiscal year ended July 31:

                                                                 AMOUNT
                                                               RECEIVED IN
                                                               CONNECTION
                                                                  WITH
                               TOTAL          AMOUNT           REDEMPTIONS
                            COMMISSIONS     RETAINED BY           AND
                             RECEIVED       DISTRIBUTORS       REPURCHASES
                               ($)              ($)               ($)
 ------------------------------------------------------------------------------
 2001
 Global Aggressive            11,128           1,729              119
  Growth Fund
 Global Growth Fund           19,492           2,762               40

Distributors may be entitled to payments from the Funds under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the Funds for acting as underwriter.


DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for each class. Although the plans differ in some ways for each class, each plan is designed to benefit the Fund and its shareholders. The plans are expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.


Under each plan, each Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class.

THE CLASS A, B AND C PLANS. Each Fund pays Distributors up to 0.35% per year of Class A's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). Each Fund pays Distributors up to 1% per year of Class B and Class C's average daily net assets, out of which 0.25% may be paid for service fees. The Class B and C plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B and C shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class A, B and C plans are compensation plans. They allow each Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. Each Fund will not pay more than the maximum amount allowed under the plans.

Under the Class A plan, the amounts paid by the Funds pursuant to the plan for the fiscal year ended July 31, 2001, were:

                                     GLOBAL
                                   AGGRESSIVE          GLOBAL
                                   GROWTH FUND       GROWTH FUND
                                        $               ($)
-----------------------------------------------------------------
Advertising                            306              201
Printing and mailing prospectuses
 other than to current shareholders    142               32
Payments to underwriters               245              867
Payments to broker-dealers           1,892            4,106
Other                                  404            1,149
                                  ---------------------------
Total                                2,989            6,355
                                  --------------------------

Under the Class B plan, the amounts paid by the Funds pursuant to the plan for the fiscal year ended July 31, 2001, were:

                                     GLOBAL
                                   AGGRESSIVE          GLOBAL
                                   GROWTH FUND       GROWTH FUND
                                        $               ($)
------------------------------------------------------------------
Advertising                            26                40
Printing and mailing prospectuses
 other than to current shareholders    15                 1
Payments to underwriters               20                27
Payments to broker-dealers          1,041             1,513
Other                                  38                40
                                  ---------------------------
Total                                1,140            1,621
                                   -------------------------

Under the Class C plan, the amounts paid by the Funds pursuant to the plan for the fiscal year ended July 31, 2001, were:

                                    GLOBAL
                                   AGGRESSIVE          GLOBAL
                                   GROWTH FUND       GROWTH FUND
                                        $               ($)
----------------------------------------------------------------
Advertising                            131              114
Printing and mailing prospectuses
 other than to current shareholders     48                9
Payments to underwriters                55               85
Payments to broker-dealers             880            1,187
Other                                   97              122
                                  --------------------------
Total                                1,211            1,517
                                  --------------------------


In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, the manager or Distributors or other parties on behalf of the Fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

PERFORMANCE
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.



AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

The following SEC formula is used to calculate these figures:
      n
P(1+T)  = ERV

where:

P  =   a hypothetical initial payment of $1,000
T  =   average annual total return
n  =   number of years
ERV  =   ending redeemable value of a hypothetical $1,000
         payment made at the beginning of each period at the end of each period


CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return. The cumulative total returns for the indicated period ended July 31, 2001, were:

                               SINCE INCEPTION
                                 (12/29/00) (%)
-----------------------------------------------
CLASS A
Global Aggressive Growth Fund      -22.05
Global Growth Fund                 -26.30

                                 SINCE INCEPTION
                                 (12/29/00) (%)
-----------------------------------------------
CLASS B
Global Aggressive Growth Fund      -20.90
Global Growth Fund                 -25.22

                                 SINCE INCEPTION
                                 (12/29/00) (%)
-----------------------------------------------
CLASS C
Global Aggressive Growth Fund      -19.23
Global Growth Fund                 -23.76


VOLATILITY Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS The Funds also may quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.


Sales literature referring to the use of the Funds as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.


COMPARISONS To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).


o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


o The MSCI World Index - an index calculated by Morgan Stanley Capital International. The index measures the total returns (gross dividends are reinvested) of equity securities in the developed markets globally. Securities included in the index are weighted according to their market capitalization (shares outstanding times price).

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o Wilshire 5000 Equity Index - represents the return on the market value of all U.S.-headquartered equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o Lipper, Inc. - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


o CDA MUTUAL FUND REPORT, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o MUTUAL FUND SOURCE BOOK, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial publications: THE WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o STOCKS, BONDS, BILLS, AND INFLATION, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.


o Historical data supplied by the research departments of CS First Boston Corporation, the JP Morgan Chase Bank, Salomon Smith Barney Inc., Merrill Lynch, and Lehman Brothers(R).


o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.


ADDITIONAL COMPARISONS - GLOBAL AGGRESSIVE GROWTH FUND


o Savings and Loan Historical Interest Rates - as published in the U.S. SAVINGS & LOAN LEAGUE FACT BOOK.

o Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

o Standard & Poor's(R) MidCap 400 Index - consists of 400 domestic stocks chosen for market size (median market capitalization of $676 million), liquidity and industry group representation. It is a market-value weighted index, with each stock affecting the index in proportion to its market value. This index, calculated by S&P, is a total return index with dividends reinvested.


ADDITIONAL COMPARISONS - GLOBAL GROWTH FUND


o Valueline Index - an unmanaged index which follows the stock of approximately 1,700 companies.


o Russell 3000(R)Index - measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


o Russell 2000 Small Stock Index - consists of the smallest 2,000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.


MISCELLANEOUS INFORMATION
-------------------------------------------------------------------------------

The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a Fund cannot guarantee that these goals will be met.


The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $246 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 113 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

PREFERRED STOCKS RATINGS

STANDARD & POOR'S RATINGS GROUP (S&P(R))

AAA: This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B and CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While these issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C: A preferred stock rated C is a non-paying issue.

D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.






FRANKLIN GLOBAL TRUST
FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND
FRANKLIN GLOBAL GROWTH FUND

ADVISOR CLASS


STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 1, 2001

[Insert Franklin Templeton Investments logo]


P.O. BOX 997151, SACRAMENTO, CA 95899-9983 1-800/DIAL BEN(R)


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated December 1, 2001, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in the Funds' Annual Report to Shareholders, for the fiscal year ended July 31, 2001, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).


CONTENTS

Goals, Strategies and Risks                               2
Officers and Trustees                                    12
Management and Other Services                            15
Portfolio Transactions                                   17
Distributions and Taxes                                  18

Organization, Voting Rights and Principal Holders        21
Buying and Selling Shares                                22
Pricing Shares                                           24
The Underwriter                                          25
Performance                                              25
Miscellaneous Information                                27
Description of Ratings                                   28



MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;

o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
   PRINCIPAL.


GOALS, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when a Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.


Each Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of a Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.


FRANKLIN GLOBAL GROWTH FUND AND FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND

FUNDAMENTAL INVESTMENT POLICIES

Each Fund's principal investment goal is long-term capital appreciation.

A Fund may not:


1. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the Investment Company of 1940, as amended (1940 Act), or any exemptions therefrom which may be granted by the Securities and Exchange Commission (SEC), or from any person in a private transaction not intended for public distribution, for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed).


2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment goal and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

4. Purchase or sell real estate and commodities, except that the Fund may buy or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, indices or any other financial instruments, and may purchase and sell options on such futures contracts.

5. Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts or repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

7. Buy the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of such Fund's total assets may be invested without regard to such 5% and 10% limitations.

NON-FUNDAMENTAL INVESTMENT POLICIES, TECHNIQUES, STRATEGIES AND THEIR RISKS

In trying to achieve its investment goals, each Fund may invest (unless otherwise indicated) in the following types of securities or engage in the following types of transactions:

EQUITY SECURITIES Each Fund invests primarily in equity securities. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater or lesser voting rights. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.


A significant portion of each Fund's investments in equity securities may be securities of companies in the following particular industries:


BIOTECHNOLOGY COMPANIES The biotechnology industry is subject to extensive government regulation. The industry will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning healthcare reform and changes to the U.S. Food and Drug Administration's (FDA) approval process. If such legislation is passed it may affect the biotechnology industry. As these factors impact the biotechnology industry, the value of your shares may fluctuate significantly over relatively short periods of time.

Because the biotechnology industry is relatively new, investors may be quick to react to developments that affect the industry. In the past, biotechnology securities have exhibited considerable volatility in reaction to research and other developments. In comparison to more developed industries, there may be a thin trading market in biotechnology securities, and adverse developments in the biotechnology industry may be more likely to result in decreases in the value of biotechnology stocks.

Biotechnology companies are often small, start-up ventures whose products are only in the research stage. Only a limited number of biotechnology companies have reached the point of approval of products by the FDA and subsequent commercial production and distribution of such products. Therefore, the success of investments in the biotechnology industry is often based upon speculation and expectations about future products, research progress, and new product filings with regulatory authorities. Such investments are speculative and may drop sharply in value in response to regulatory or research setbacks.

HEALTH TECHNOLOGY COMPANIES The value of health technology companies may be affected by a variety of government actions. For example, the activities of some health technology companies may be funded or subsidized by federal and state governments. If government subsidies are discontinued, the profitability of these companies could be adversely affected. Stocks of these companies will be affected by government policies on health technology reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health technology companies are also subject to legislative risk, which is the risk of a reform of the health technology system through legislation. Health technology companies may face lawsuits related to product liability issues. Also, many products and services provided by health technology companies are subject to rapid obsolescence. The value of an investment in a Fund may fluctuate significantly over relatively short periods of time.


FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in a Fund. These risks can be significantly greater for investments in emerging markets. Although each Fund may invest in securities of issuers in emerging markets without limit, neither of the Funds currently intends to invest more than 10% of net assets in such securities. Investments in depositary receipts also involve some or all of the risks described below.


The political, economic, and social structures of some countries in which the Funds invest may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The Funds' management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

CURRENCY. Some of each Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

EURO. On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro, which will be implemented in stages, will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.


Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in the euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the above countries.


The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is new and untested. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities the Fund may hold, or the impact, if any, on Fund performance. In the first two years of the euro's existence, the exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time.

AMERICAN DEPOSITARY RECEIPTS (ADRS). European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) of non-U.S. issuers are interests in a pool of non-U.S. company's securities that have been deposited with a bank or trust company. The bank or trust company then sells interests in the pool to investors in the form of depositary receipts. Depositary receipts can be unsponsored or sponsored by the issuer of the underlying securities or by the issuing bank or trust company.

ADRs are usually issued by an American bank or trust company and may be registered for use in U.S. securities markets. Foreign banks or trust companies also may issue them. The Funds consider investments in depositary receipts to be investments in the equity securities of the issuers into which the depositary receipts may be converted.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales and certain foreign securities markets trading risks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on the Nasdaq. The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Depositary receipts may be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between such information and the market value of the depositary receipts.


CONVERTIBLE SECURITIES Although each Fund may invest in convertible securities without limit, neither of the Funds currently intends to invest more than 10% of net assets in such securities. The Funds may also invest in enhanced convertible securities.


A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued by an operations company or an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but sub-ordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security, but if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While each Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

ENHANCED CONVERTIBLE SECURITIES. In addition to "plain vanilla" convertibles, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these enhanced characteristics for investors include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer's perspective, enhanced structures are designed to meet balance sheet criteria, interest/ dividend payment deductibility and reduced equity dilution. The following are descriptions of common structures of enhanced convertible securities.


Mandatorily convertible securities (e.g., ACES, DECS, PRIDES, SAILS - each issuer has a different acronym for their version of these securities) are considered the most equity-like of convertible securities. At maturity these securities are mandatorily convertible into common stock offering investors some form of yield enhancement in return for some of the upside potential in the form of a conversion premium. Typical characteristics of mandatories include: issued as preferred stock, convertible at premium, pay fixed quarterly dividend (typically 500 to 600 basis points higher than common stock dividend), and are non-callable for the life of the security (usually three to five years). An important feature of mandatories is that the number of shares received at maturity is determined by the difference between the price of the common stock at maturity and the price of the common stock at issuance.

Enhanced convertible preferred securities (e.g., QUIPS, TOPrS, and TECONS) are, from an investor's viewpoint, essentially convertible preferred securities, i.e., they are issued as preferred stock convertible into common stock at a premium and pay quarterly dividends. Through this structure the company establishes a wholly owned special purpose vehicle whose sole purpose is to issue convertible preferred stock. The proceeds of the convertible preferred stock offering pass through to the company. The company then issues a convertible subordinated debenture to the special purpose vehicle. This convertible subordinated debenture has identical terms to the convertible preferred issued to investors. Benefits to the issuer include increased equity credit from rating agencies and the deduction of coupon payments for tax purposes.


A company divesting a holding in another company often uses exchangeable securities. The primary difference between exchangeables and standard convertible structures is that the issuing company is a different company to that of the underlying shares.

Yield enhanced stock (YES, also known as PERCS) mandatorily converts into common stock at maturity and offers investors a higher current dividend than the underlying common stock. The difference between these structures and other mandatories is that the participation in stock price appreciation is capped.

Zero-coupon and deep-discount convertible bonds (OID and LYONs) include the following characteristics: no or low coupon payments, imbedded put options allowing the investor to put them on select dates prior to maturity, call protection (usually three to five years), and lower than normal conversion premiums at issuance. A benefit to the issuer is that while no cash interest is actually paid, the accrued interest may be deducted for tax purposes. Because of their put options, these bonds tend to be less sensitive to changes in interest rates than either long maturity bonds or preferred stocks. The put options also provide enhanced downside protection while retaining the equity participation characteristics of traditional convertible bonds.


An investment in an enhanced convertible security or any other security may involve additional risks. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities also may make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.


DEBT SECURITIES Each Fund may invest up to 5% of its total assets in corporate debt securities that the manager believes have the potential for capital appreciation. The receipt of income from debt securities is incidental to a Fund's investment goal. A debt security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund's net asset value.


LOWER-RATED SECURITIES Although they may offer potentially higher returns than do higher rated securities, debt rated lower than BBB by Standard & Poor's Ratings Group (S&P(R)) or Baa by Moody's Investors Service, Inc. (Moody's) and unrated debt securities of comparable quality generally involve greater volatility of price and risk to principal, including the possibility of default by, or bankruptcy of, the issuers of the securities, than is the case with higher-rated securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.


Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities. The ability of a Fund to achieve its investment goal may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were invested in higher rated securities.

Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek recovery. Each Fund currently limits its investment in lower-rated debt securities (including convertible debt securities) to 5% or less of its total assets.

DERIVATIVE SECURITIES The Funds' transactions in options, futures, and options on futures involve certain risks. These risks include, among others, the risk that the effectiveness of a transaction depends on the degree that price movements in the underlying securities, index, or currency correlate with price movements in the relevant portion of the Fund's portfolio. The Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying securities and the derivative security.

In addition, adverse market movements could cause a Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Positions in exchange traded options and futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract or related option at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions may have an adverse impact on a Fund's ability to effectively hedge its securities. Furthermore, if the Fund is unable to close out a position and if prices move adversely, the Fund will have to continue to make daily cash payments to maintain its required margin. If a Fund does not have sufficient cash to do this, it may have to sell portfolio securities at a disadvantageous time. The Funds will enter into an option or futures position only if there appears to be a liquid secondary market for the options or futures.


There can be no assurance that a continuous liquid secondary market will exist for any particular over-the-counter (OTC) option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option before its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.


OPTIONS, FUTURES, AND OPTIONS ON FUTURES. A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Options, futures, and options on futures are considered "derivative securities."

Each Fund may buy and sell options on securities and securities indices. The Funds may only buy options if the premiums paid for such options total 5% or less of net assets.

Each Fund may buy and sell futures contracts for securities and currencies. Each Fund may also buy and sell securities index futures and options on securities index futures. Each Fund may invest in futures contracts only to hedge against changes in the value of its securities or those it intends to buy. The Funds will not enter into a futures contract if the amounts paid for open contracts, including required initial deposits, would exceed 5% of net assets.

The Funds may take advantage of opportunities in the area of options, futures, and options on futures and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Funds' investment goals and legally permissible for the Funds.


OPTIONS. The Funds may buy or write (sell) put and call options on securities listed on a national securities exchange and in the OTC market. All options written by the Funds will be covered. The Funds may also buy or write put and call options on securities indices. Options written by the Funds will be for portfolio hedging purposes only.


A call option written by the Fund is covered if the Fund (a) owns the underlying security that is subject to the call or (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or
(b) greater than the exercise price of the call written if the difference is held in cash or high-grade debt securities in a segregated account with the Fund's custodian bank.

A put option written by the Fund is covered if the Fund maintains cash or high-grade debt securities with a value equal to the exercise price of the written put in a segregated account with its custodian bank. A put is also covered if the Fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option on the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. The Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

A Fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. A Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

A Fund may buy put options on securities in an attempt to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options allows the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund continues to receive interest or dividend income on the security. The Fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the Fund owns or has the right to acquire.

A Fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

Call and put options on stock indices are similar to options on securities except, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of a put) the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When a Fund writes an option on a stock index, the Fund will establish a segregated account with its custodian bank containing cash or high quality fixed-income securities in an amount at least equal to the market value of the underlying stock index. The Fund will maintain the account while the option is open or will otherwise cover the transaction.

FINANCIAL FUTURES. The Funds may enter into contracts for the purchase or sale of futures contracts based upon financial indices (financial futures). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver such cash value called for by the contract on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to take delivery of the cash value called for by the contract at a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. Futures contracts have been designed by exchanges designated "contracts markets" by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

The Funds will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of its securities or securities that they intend to buy and, to the extent consistent therewith, to accommodate cash flows. The Funds will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one third of total assets would be represented by futures contracts or related options. In addition, the Funds may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of initial deposits on existing financial futures and premiums paid on options on financial futures contracts would exceed 5% of total assets (taken at current value). If a Fund enters into a futures contract or related call option, it will maintain with its custodian bank, to the extent required by the rules of the SEC, assets in a segregated account to cover its obligations with respect to such contract which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

STOCK INDEX FUTURES. The Funds may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of their equity securities that might otherwise result. When a Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. The Funds may buy and sell call and put options on stock index futures to hedge against risks of market price movements. The need to hedge against these risks will depend on the extent of diversification of the Fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

BOND INDEX FUTURES AND RELATED OPTIONS. The Funds may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Funds reserve the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Funds' investment strategies in employing futures contracts based on an index of debt securities will be similar to that used in other financial futures transactions. They may also buy and write put and call options on bond index futures and enter into closing transactions with respect to such options.

FUTURES CONTRACTS FOR SECURITIES AND CURRENCIES. The Funds may buy and sell futures contracts for securities, and currencies. These Funds may also enter into closing purchase and sale transactions with respect to these futures contracts. The Funds will engage in futures transactions only for bona fide hedging or other appropriate risk management purposes. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

When securities prices are falling, a Fund may offset a decline in the value of its current portfolio securities through the sale of futures contracts. When prices are rising, a Fund can attempt to secure better prices than might be available when it intends to buy securities through the purchase of futures contracts. Similarly, a Fund can sell futures contracts on a specified currency in an attempt to protect against a decline in the value of that currency and its portfolio securities denominated in that currency. A Fund can buy futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the Fund has purchased or expects to buy.

Positions taken in the futures markets are not normally held to maturity, but are liquidated through offsetting transactions that may result in a profit or a loss. While the Funds' futures contracts on securities and currencies will usually be liquidated in this manner, the Funds may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

To the extent a Fund enters into a futures contract, it will deposit in a segregated account with its custodian bank cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. Should the value of the futures contract decline relative to the Fund's position, the Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value.

FINANCIAL FUTURES CONTRACTS - GENERAL. Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when they buy or sell financial futures contracts.


ILLIQUID SECURITIES Global Aggressive Growth Fund's policy is not to invest more than 15% of its net assets in illiquid securities. Global Growth Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally any security that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.


Each Fund does not consider securities that it acquires outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market to be illiquid assets if: (a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. Each Fund will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the Fund has reason to believe that it could not resell the securities in a public trading market.

The Funds' board of trustees has authorized the Funds to invest in legally restricted securities (such as those issued pursuant to an exemption from the registration requirements of the federal securities laws) where such investments are consistent with a Fund's investment objective. To the extent the manager determines there is a liquid institutional or other market for these securities, the Fund considers them to be liquid securities. An example of these securities are restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Funds' board of trustees will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the manager and the Funds' board of trustees will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may increase if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

The sale of restricted or illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

144A SECURITIES. Subject to its liquidity limitation, each Fund may invest in certain unregistered securities which may be sold under Rule 144A of the Securities Act of 1933 (144A securities). Due to changing market or other factors, 144A securities may be subject to a greater possibility of becoming illiquid than securities that have been registered with the SEC for sale. In addition, a Fund's purchase of 144A securities may increase the level of the security's illiquidity, as some institutional buyers may become uninterested in purchasing such securities after the Fund has purchased them.

LOANS OF PORTFOLIO SECURITIES To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A Fund also continues to receive any distributions paid on the loaned securities. A Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. A Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

PRIVATE INVESTMENTS Consistent with their respective investment goals and policies, each Fund may from time to time make private investments in companies whose securities are not publicly traded, including late stage private placements. These investments typically will take the form of letter stock or convertible preferred stock. Because these securities are not publicly traded, there is no secondary market for the securities. Each Fund will treat these securities as illiquid.

Late stage private placements are sales of securities made in non-public, unregistered transactions shortly before a company expects to go public. The Fund may make such investments in order to participate in companies whose initial public offerings are expected to be "hot" issues. There is no public market for shares sold in these private placements and it is possible that initial public offerings will never be completed. Moreover, even after an initial public offering, there may be a limited trading market for the securities or the Fund may be subject to contractual limitations on its ability to sell the shares.


REAL ESTATE SECURITIES Investments in real estate securities are subject to the risks associated with the real estate industry. Economic, regulatory, and social factors that affect the value of real estate will affect the value of real estate securities. These factors include overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. Real Estate Investment Trusts (REITs) are subject to risks related to the skill of their management, changes in value of the properties the REITs own, the quality of any credit extended by the REITs, and general economic and other factors.

REPURCHASE AGREEMENTS Each Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.


Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, these Funds agree to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. Each Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund's obligation under the agreement, including accrued interest, in a segregated account with the Fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under federal securities laws, the Funds do not treat them as borrowings for purposes of its investment restrictions, provided the segregated account is properly maintained.

JOINT TRANSACTIONS Each Fund may participate in joint repurchase agreement arrangements with, and combine orders to buy or sell securities with orders from, other funds managed by the manager and its affiliates. Each Fund may also invest in shares of one or more money market funds managed by the manager or its affiliates, to the extent permitted by exemptions granted under the 1940 Act.


SECURITIES INDUSTRY RELATED INVESTMENTS To the extent it is consistent with their respective investment goals and certain limitations under the 1940 Act, the Funds may invest their assets in securities issued by companies engaged in securities-related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered to be part of the financial services industry. Generally, under the 1940 Act, a Fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the Fund acquiring in excess of 5% of a class of an issuer's outstanding equity securities or 10% of the outstanding principal amount of an issuer's debt securities, or investing more than 5% of the value of the Fund's total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the board. The Funds do not believe that these limitations will impede the attainment of their investment goals.

TEMPORARY INVESTMENTS When the manager believes a market or economic conditions are unfavorable for investors, the manager may invest up to 100% of a Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which a Fund normally invests, or economies of the countries where a Fund invests.

Temporary defensive investments generally may include high-grade commercial paper, repurchase agreements, and other money market equivalents. To the extent allowed by exemptions granted under the 1940 Act and a Fund's other investment policies and restrictions, the manager also may invest a Fund's assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.


UNSEASONED COMPANIES To the extent that a Fund may invest in smaller capitalization companies or other companies, it may have significant investments in relatively new or unseasoned companies that are in their early stages of development, or in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies.

OFFICERS AND TRUSTEES
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The Trust has a board of trustees. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The board also monitors each Fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, and principal occupations during the past five years are shown below.


Frank H. Abbott, III (80)
1045 Sansome Street, San Francisco, CA 94111
TRUSTEE


President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 28 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).


Harris J. Ashton (69)
191 Clapboard Ridge Road, Greenwich, CT 06830
TRUSTEE

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

*Harmon E. Burns (56)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT AND TRUSTEE

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton
Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.

Robert F. Carlson (73)
2120 Lambeth Way, Carmichael, CA 95608
TRUSTEE

Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of 12 of the investment companies in Franklin Templeton Investments; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (69)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
TRUSTEE


Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 49 of the investment companies in Franklin Templeton Investments.


Edith E. Holiday (49)
3239 38th Street, N.W., Washington, DC 20016
TRUSTEE

Director, Amerada Hess Corporation (exploration and refining of oil and gas) (1993-present), Hercules Incorporated (chemicals, fibers and resins) (1993-present), Beverly Enterprises, Inc. (health care) (1995-present), H.J. Heinz Company (processed foods and allied products) (1994-present) and RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-present); director or trustee, as the case may be, of 28 of the investment companies in Franklin Templeton Investments; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

*Charles B. Johnson (68)
One Franklin Parkway, San Mateo, CA 94403-1906
CHAIRMAN OF THE BOARD AND TRUSTEE

Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.

*Rupert H. Johnson, Jr. (61)
One Franklin Parkway, San Mateo, CA 94403-1906
PRESIDENT AND TRUSTEE

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton
Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.

Frank W.T. LaHaye (72)
20833 Stevens Creek Blvd., Suite 102, Cupertino, CA 95014
TRUSTEE

President, Las Olas (Asset Management); Director, The California Center for Land Recycling (redevelopment); director or trustee, as the case may be, of 28 of the investment companies in Franklin Templeton Investments; and formerly, Chairman, Peregrine Venture Management Company (venture capital); General Partner, Miller & LaHaye and Peregrine Associates, the general partners of Peregrine Venture funds.

Gordon S. Macklin (73)
8212 Burning Tree Road, Bethesda, MD 20817
TRUSTEE

Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); Director, Martek Biosciences Corporation, WorldCom, Inc. (communications services), MedImmune, Inc. (biotechnology), Overstock.com (Internet services), and Spacehab, Inc. (aerospace services); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992), and President, National Association of Securities Dealers, Inc. (until 1987).

Martin L. Flanagan (41)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 51 of the investment companies in Franklin Templeton Investments.

David P. Goss (54)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

Associate General Counsel, Franklin Templeton Investments; President, Chief Executive Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Franklin Real Estate Income Fund and Franklin Advantage Real Estate Income Fund (until 1996), Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust(until 2000).

Barbara J. Green (54)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

*Edward B. Jamieson (53)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT


Executive Vice President and Portfolio Manager, Franklin Advisers, Inc.; officer of other subsidiaries of Franklin Resources, Inc.; and officer and trustee of five of the investment companies in Franklin Templeton Investments.


Charles E. Johnson (45)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of the Board, President and Director, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 33 of the investment companies in Franklin Templeton Investments.

Edward V. McVey (64)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT


Senior Vice President, Franklin Templeton Distributors, Inc.; officer of one of the other subsidiaries of Franklin Resources, Inc. and of 29 of the investment companies in Franklin Templeton Investments.


Christopher J. Molumphy (39)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

Executive Vice President, Franklin Advisers, Inc. and officer of two of the investment companies in Franklin Templeton Investments.

Kimberley Monasterio (37)
One Franklin Parkway, San Mateo, CA 94403-1906
TREASURER AND PRINCIPAL ACCOUNTING OFFICER

Senior Vice President, Franklin Templeton Services, LLC; and officer of 33 of the investment companies in Franklin Templeton Investments.

Murray L. Simpson (64)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT AND SECRETARY

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset Management Ltd. (until 1999).



*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


The Trust currently does not pay fees to noninterested board members. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by Franklin Templeton Investments.

                                                 NUMBER OF
                          TOTAL FEES             BOARDS IN
                         RECEIVED FROM           FRANKLIN
                           FRANKLIN              TEMPLETON
                           TEMPLETON             INVESTMENTS
                        INVESTMENTS/1            ON WHICH
      NAME                   ($)                 EACH SERVES/2
-----------------------------------------------------------------
Frank H. Abbott           156,953                    28
Harris J. Ashton          359,404                    48
Robert F. Carlson          90,815                    12
S. Joseph Fortunato       359,629                    49
Edith E. Holiday          248,305                    28
Frank W.T. LaHaye         165,529                    28
Gordon S. Macklin         359,504                    48

1. For the calendar year ended December 31, 2000.
2. We base the number of boards on the number of registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or funds within each investment company for which the board members are responsible. Franklin Templeton Investments currently includes 53 registered investment companies, with approximately 162 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.


Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------


MANAGER AND SERVICES PROVIDED Each Fund's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.


The manager provides investment research and portfolio management services, and selects the securities for each Fund to buy, hold or sell. The manager also selects the brokers who execute the Funds' portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Funds, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of each Fund. Similarly, with respect to each Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.


The Funds, their manager, sub-advisor and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the codes of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for a Fund or that are currently held by a Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager, sub-advisor and principal underwriter will be governed by the codes of ethics. The codes of ethics are on file with, and available from, the Securities and Exchange Commission (SEC).

The Funds' sub-advisor is Fiduciary International, Inc., an indirect, wholly owned subsidiary of Resources. The sub-advisor has an agreement with the manager to provide portfolio management services to the Funds. The sub-advisor recommends the optimal equity allocation and provides advice regarding the Funds' investments. The sub-advisor also determines which securities will be purchased, retained or sold and executes these transactions. The sub-advisor is a research driven, fundamental investor whose strategy is based on a top-down evaluation of the equity markets, a thematic approach to stock selection which divides the market into broad economic sectors and an analysis of specific industry fundamentals. It will identify themes, often including more than one market sector, which provide the best opportunities for growth. The sub-advisor relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to identify companies with superior products, research capabilities and quality of management and determine those companies with superior earning power and expected growth rates. Such advantages as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership are all factors the sub-advisor believes point to strong growth potential. The sub-advisor projects growth rates and stock price targets for the short, medium and long term, and considers both absolute and relative price/earnings ratios in evaluating stocks. The sub-advisor's activities are subject to the board's review and control, as well as the manager's instruction and supervision.


MANAGEMENT FEES Each Fund pays the manager a fee equal to an annual rate of:

o 0.800% of the value of net assets up to and including $500 million;
o 0.700% of the value of net assets over $500 million up to and including $1 billion;
o 0.650% of the value of net assets over $1 billion up to and including $1.5 billion;
o 0.600% of the value of net assets over $1.5 billion up to and including $6.5 billion;
o 0.575% of the value of net assets over $6.5 billion up to and including $11.5 billion;
o 0.555% of the value of net assets over $11.5 billion up to and including $16.5 billion;
o 0.540% of the value of net assets over $16.5 billion up to and including $19 billion;
o 0.530% of the value of net assets over $19 billion up to and including $21.5 billion; and
o 0.520% of the value of net assets in excess of $21.5 billion.


The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of a Fund's shares pays its proportionate share of the fee.

For the period from December 29, 2000, through July 31, 2001, management fees, before any advance waiver, totaled $10,153 for the Global Aggressive Growth Fund and $18,754 for the Global Growth Fund. Under an agreement by the manager to waive its fees, the Global Aggressive Growth Fund and Global Growth Fund paid no management fees.

The manager pays the sub-advisor a fee equal to an annual rate of:


GLOBAL AGGRESSIVE GROWTH FUND


o  0.600% of the value of net assets up to and including  $100 million;
o 0.500% of the value of net assets over $100 million up to and including $250 million;
o 0.450% of the value of net assets over $250 million up to and including $500 million;
o  0.400% of the value of net assets over $500 million.


GLOBAL GROWTH FUND

o  0.550% of the value of net assets up to and including  $100 million;
o 0.500% of the value of net assets over $100 million up to and including $250 million;
o 0.450% of the value of net assets over $250 million up to and including $500 million;
o  0.400% of the value of net assets over $500 million.

The manager pays this fee from the management fees it receives from the Fund. For the period from December 29, 2000, through July 31, 2001, sub-advisory fees, before any advance waiver, totaled $8,096 for the Global Aggressive Growth Fund and $13,279 for the Global Growth Fund. Under an agreement by the sub-advisor to waive its fees, the manager paid no sub-advisory fees.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) has an agreement with each Fund to provide certain administrative services and facilities for the Fund. FT Services is wholly owned by Resources and is an affiliate of each Fund's manager and principal underwriter.


The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES Each Fund pays FT Services a monthly fee equal to an annual rate of 0.20% of each Fund's average daily net assets.


For the period from December 29, 2000, through July 31, 2001, administration fees, before any advance waiver, totaled $2,701 for the Global Aggressive Growth Fund and $4,831 for the Global Growth Fund. Under an agreement by FT Services to waive its fees, the Global Aggressive Growth Fund and Global Growth Fund paid no administration fees.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is each Fund's shareholder servicing agent and acts as each Fund's transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Investor Services to P.O. Box 997151, Sacramento, CA 95899-9983.

For its services, Investor Services receives a fixed fee per account. Each Fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Funds. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by the Funds to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN JP Morgan Chase Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of each Fund's assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.


AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

The manager selects brokers and dealers to execute each Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless the manager believes that trading on a principal basis will not provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.


The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Funds. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.


It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Funds' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.


Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the Funds tender portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Funds, any portfolio securities tendered by a Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Funds and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Funds.


During the last fiscal year ended July 31, each Fund paid the following brokerage commissions:

                                  BROKERAGE
                                COMMISSIONS ($)
-------------------------------------------------------------
                                   2001/1
-------------------------------------------------------------
Global Aggressive Growth Fund      7,119

Global Growth Fund                14,925

1. For the period from December 29, 2000, through July 31, 2001.

For the fiscal year ended July 31, 2001, the Funds paid brokerage commissions from aggregate portfolio transactions to brokers who provided research services as follows:

                                                     AGGREGATE
                                 BROKERAGE           PORTFOLIO
                                COMMISSIONS         TRANSACTIONS
                                     $                   $
--------------------------------------------------------------------
Global Aggressive Growth Fund      3,367             1,830,594

Global Growth Fund                 9,357             4,709,445

As of July 31, 2001, the Funds owned the following securities issued by their regular broker-dealers:

                                             AGGREGATE
                                             VALUE OF
                                             PORTFOLIO
                                           TRANSACTIONS
                                                ($)
----------------------------------------------------------
GLOBAL AGGRESSIVE GROWTH FUND
JP Morgan Chase & Co.                         22,000
Morgan Stanley Dean Witter                    15,000
GLOBAL GROWTH FUND
JP Morgan Chase & Co.                         90,000

Except as noted, neither Fund owned any securities issued by its regular broker-dealers as of the end of the fiscal year.


Because the Funds may, from time to time, invest in broker-dealers, it is possible that the Funds will own more than 5% of the voting securities of one or more broker-dealers through whom each Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Funds. To the extent the Funds place brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Funds, the Funds will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Funds to adhere to procedures adopted by the board relating to ensuring that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

-------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES


MULTICLASS DISTRIBUTIONS Each Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.

DISTRIBUTIONS OF NET INVESTMENT INCOME Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends a Fund pays are taxable to you as ordinary income.

DISTRIBUTIONS OF CAPITAL GAINS
CAPITAL GAIN DISTRIBUTIONS. A Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

TAXATION OF FIVE YEAR GAINS.
o SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from a Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. Each Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.
o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (for example, the 25, 28, 33 or 35% bracket when these brackets are fully phased-in in the year 2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

INVESTMENTS IN FOREIGN SECURITIES The next three paragraphs describe tax considerations that are applicable to funds that invest in foreign securities.

PASS-THROUGH OF FOREIGN TAX CREDITS. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you. If more than 50% of a Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). Each Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC SECURITIES. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). As a regulated investment company, a Fund will generally pay no federal income tax on the income and gains it distributes to you. The board reserves the right not to elect regulated investment company status for a Fund if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o  98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and
o 100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES
REDEMPTIONS. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Franklin Templeton fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

TAXATION OF FIVE YEAR GAINS.
o SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or 15% individual income tax bracket, gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.
o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (for example, the 25, 28, 33 or 35% bracket when these brackets are fully phased-in in the year 2006), gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any gains from the sale of Fund shares purchased after January 1, 2001, and held for more than five years will be subject to a maximum rate of tax of 18%. You may, however, elect to mark your Fund shares to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding period in the shares as of that date. The election does not apply to any Fund shares redeemed on or before January 2, 2002.

REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

WASH SALES. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association
(FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, it is anticipated that a portion of the dividends paid by your Fund will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. The dividends-received deduction is available only with respect to dividends designated by the Fund as qualifying for this treatment. Qualifying dividends generally are limited to dividends of domestic corporations. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

INVESTMENT IN COMPLEX SECURITIES Each Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on its investments in complex securities. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example,

DERIVATIVES. Each Fund is permitted to invest in certain options, futures, options on futures, and foreign currency contracts. If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund would also be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

CONSTRUCTIVE SALES. A Fund's entry into an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.

TAX STRADDLES. A Fund's investment in options, futures, options on futures, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes. Under proposed regulations issued by the Internal Revenue Service, securities acquired as part of a "hedging transaction" may not be treated as a capital asset, and any gain or loss on the sale of these securities may be treated as ordinary income (rather than capital gain) or loss. These regulations, if ultimately adopted and deemed applicable to a Fund, could apply to any offsetting positions entered into by the Fund to reduce its risk of loss.

ENHANCED CONVERTIBLE SECURITIES. Each Fund is permitted to invest in enhanced convertible preferred securities (i.e., convertible securities restructured to offer enhanced convertibility and/or yield characteristics). Even though these securities are economically equivalent to traditional convertible securities, each security forming part of such an investment is analyzed separately, and the tax consequences of an investment in the component parts of an enhanced convertible security could differ from those of an investment in a traditional convertible security.

SECURITIES PURCHASED AT DISCOUNT. Each Fund is permitted to invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If a Fund invests in these securities, it could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

EACH OF THESE INVESTMENTS BY A FUND IN COMPLEX SECURITIES IS SUBJECT TO SPECIAL TAX RULES THAT COULD AFFECT THE AMOUNT, TIMING AND/OR TAX CHARACTER OF INCOME REALIZED BY A FUND AND DISTRIBUTED TO YOU.


ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
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Each Fund is a diversified series of Franklin Global Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Delaware business trust on September 26, 2000 and is registered with the SEC.

Each Fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. Each Fund may offer additional classes of shares in the future. The full title of each class of each Fund is:

o     Franklin Global Aggressive Growth Fund - Class A
o     Franklin Global Aggressive Growth Fund - Class B
o     Franklin Global Aggressive Growth Fund - Class C
o     Franklin Global Aggressive Growth Fund - Advisor Class

o     Franklin Global Growth Fund - Class A
o     Franklin Global Growth Fund - Class B
o     Franklin Global Growth Fund - Class C
o     Franklin Global Growth Fund - Advisor Class


Shares of each class represent proportionate interests in each Fund's assets. On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.


The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of November 1, 2001, the principal shareholders of each Fund, beneficial or of record, were:

NAME AND ADDRESS             SHARE CLASS    PERCENTAGE
                                               (%)
-------------------------------------------------------
GLOBAL AGGRESSIVE GROWTH FUND
William O. Gilliam and            A           6.31
Idella M. Gilliam
17800 NW 18th Avenue
Opa Locka, FL  33056-4949

AG Edwards Sons Inc.              A           7.56
FBO Mark Noel
One North Jefferson
St. Louis, MO  63103-2287

Franklin Advisers, Inc.           A          16.21
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Advisers, Inc.           B          78.02
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Advisers, Inc.           C          59.00
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Advisers, Inc.        Advisor       88.22
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

GLOBAL GROWTH FUND
Franklin Advisers, Inc.           A          15.90
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

American Enterprise               B          28.94
Investment Services
FBO 183717991
P.O. Box 9446
Minneapolis, MN  55440-9446

Franklin Advisers, Inc.           B          40.90
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

NFSC FMTC IRA SEPP                C           5.99
FBO Benny C. Davis
1510 Canterbury Lane
Sevierville, TN  37862-6148

Franklin Advisers, Inc.           C          47.37
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Advisers, Inc.        Advisor       86.40
Corporate Accounting
Attn. Michael Corcoran
One Franklin Parkway
San Mateo, CA  94403-1906

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, may be considered beneficial holders of the Fund shares held by Franklin Advisers, Inc. (Advisers). As principal shareholders of Resources, they may be able to control the voting of Advisers' shares of the Funds.


From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As of November 1, 2001, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
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The Funds continuously offer their shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

GROUP PURCHASES As described in the prospectus, members of a qualified group may add the group's investments together for minimum investment purposes.

A qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying Fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

DEALER COMPENSATION Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton Investments. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton Investments. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton Investments; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton Investments. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.


If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment goal exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.


The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND In the case of redemption requests, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.


Franklin Templeton Investor Services, LLC (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions also may charge a fee for their services directly to their clients.


There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
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When you buy and sell shares, you pay the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


The Fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The Fund does not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, each Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. Each Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, each Fund values them according to the broadest and most representative market as determined by the manager.


Each Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.


Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which a Fund's NAV is not calculated. Thus, the calculation of the Fund's NAV does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, each Fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
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Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of each Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors does not receive compensation from the Funds for acting as underwriter of the Funds' Advisor Class shares.

PERFORMANCE
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Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC.

An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.



AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

The following SEC formula is used to calculate these figures:
      n
P(1+T)   = ERV

where:

P  =   a hypothetical initial payment of $1,000
T  =   average annual total return
n  =   number of years
ERV  =   ending redeemable value of a hypothetical $1,000
         payment made at the beginning of each period at the end of each period


CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return. The cumulative total returns for the indicated period ended July 31, 2001, were:

                                 SINCE INCEPTION
                                 (12/29/00) (%)
-------------------------------------------------
ADVISOR CLASS
Global Aggressive Growth Fund       -17.10
Global Growth Fund                  -21.70


VOLATILITY Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.


OTHER PERFORMANCE QUOTATIONS Sales literature referring to the use of the Funds as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.


Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).


o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


o The MSCI World Index - an index calculated by Morgan Stanley Capital International. The index measures the total returns (gross dividends are reinvested) of equity securities in the developed markets globally. Securities included in the index are weighted according to their market capitalization (shares outstanding times price).


o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.


o Wilshire 5000 Equity Index - represents the return on the market value of all U.S.-headquartered equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o Lipper, Inc. - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


o CDA MUTUAL FUND REPORT, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o MUTUAL FUND SOURCE BOOK, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial publications: THE WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o STOCKS, BONDS, BILLS, AND INFLATION, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.


o Historical data supplied by the research departments of CS First Boston Corporation, JP Morgan Chase Bank, Salomon Smith Barney Inc., Merrill Lynch, and Lehman Brothers(R).


o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.


ADDITIONAL COMPARISONS - GLOBAL AGGRESSIVE GROWTH FUND


o Savings and Loan Historical Interest Rates - as published in the U.S. SAVINGS & LOAN LEAGUE FACT BOOK.

o Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

o Standard & Poor's(R) MidCap 400 Index - consists of 400 domestic stocks chosen for market size (median market capitalization of $676 million), liquidity and industry group representation. It is a market-value weighted index, with each stock affecting the index in proportion to its market value. This index, calculated by S&P, is a total return index with dividends reinvested.


ADDITIONAL COMPARISONS - GLOBAL GROWTH FUND


o Valueline Index - an unmanaged index which follows the stock of approximately 1,700 companies.


o Russell 3000(R)Index - measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


o Russell 2000 Small Stock Index - consists of the smallest 2,000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.


MISCELLANEOUS INFORMATION
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The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a Fund cannot guarantee that these goals will be met.


The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $246 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 113 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

PREFERRED STOCKS RATINGS

STANDARD & POOR'S RATINGS GROUP (S&P(R))

AAA: This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B and CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While these issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C: A preferred stock rated C is a non-paying issue.

D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.




                             FRANKLIN GLOBAL TRUST
                              FILE NOS. 333-46996
                                   811-10157

                                   FORM N-1A

                                    PART C
                               OTHER INFORMATION


ITEM 23. EXHIBITS.

      (a)  Agreement and Declaration of Trust

           (i)   Agreement and Declaration of Trust dated September 26, 2000
                 Filing:  Registration Statement on Form N-1A
                 File No. 333-46996
                 Filing Date: September 29, 2000

           (ii)  Certificate of Trust dated September 26, 2000
                 Filing:  Registration Statement on Form N-1A
                 File No. 33-46996
                 Filing Date: September 29, 2000

      (b)  By-Laws

           (i)   By-Laws
                 Filing:  Registration Statement on Form N-1A
                 File No. 333-46996
                 Filing Date: September 29, 2000

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

          (i) Investment Advisory Agreement dated December 29, 2000 between the Registrant and Franklin Advisers, Inc.

          (ii) Subadvisory Agreement dated April 10, 2001 between Franklin Advisers, Inc. and Fiduciary International, Inc.

      (e)  Underwriting Contracts

           (i) Distribution Agreement dated December 29, 2000 between the Registrant and Franklin/Templeton Distributors, Inc.

           (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                 Filing:  Registration Statement on Form N-1A
                 File No. 333-46996
                 Filing Date: September 29, 2000

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i) Custody Agreement dated December 29, 2000 between the Registrant and The Chase Manhattan Bank, N.A.

           (ii) Amendment to Custody Agreement between Registrant and The Chase Manhattan Bank, dated May 1, 2001

      (h)  Other Material Contracts

           (i) Fund Administration Agreement dated January 1, 2001 between the Registrant and Franklin Templeton Services, LLC.

      (i)  Legal Opinion

           (i)    Opinion and Consent of Counsel dated December 14, 2000
                  Filing:  Registration Statement on Form N-1A
                  File No. 333-46996
                  Filing Date: December 15, 2000

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           (i)  Letter of Understanding for Franklin Global
                Growth Fund dated December 13, 2000
                Filing:  Registration Statement on Form N-1A
                File No. 333-46996
                Filing Date: December 15, 2000

          (ii)  Letter of Understanding for Franklin Global
                Aggressive Growth Fund dated December 13, 2000

      (m)  Rule 12b-1 Plan

           (i) Class A Distribution Plan dated December 29, 2000 between the Registrant and Franklin/Templeton Distributors, Inc.

           (ii) Class B Distribution Plan dated December 29, 2000 between the Registrant and Franklin/Templeton Distributors, Inc.

          (iii) Class C Distribution Plan dated December 29, 2000 between the Registrant and Franklin/Templeton Distributors, Inc.

      (n)  Rule 18f-3 Plan

           (i) Multiple Class Plan dated December 12, 2000 on behalf of Franklin Global Aggressive Growth Fund and Franklin Global Growth Fund

      (p)  Code of Ethics

           (i)   Code of Ethics - Franklin Templeton Investments

           (ii)  Code of Ethics - Fiduciary International, Inc.

      (q)  Power of Attorney

           (i)   Power of Attorney dated September 26, 2000
                 Filing:  Registration Statement on Form N-1A
                 File No. 333-46996
                 Filing Date: September 29, 2000

          (ii)   Power of Attorney dated December 12, 2000
                 Filing:  Registration Statement on Form N-1A
                 File No. 333-46996
                 Filing Date: December 15, 2000


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.


ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

a)    Franklin Advisers, Inc.

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b) Fiduciary International, Inc.

Fiduciary International, Inc., an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as the Funds' sub-advisor, furnishing to Franklin Advisers, Inc. in that capacity, portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' sub-advisor (SEC File 801-18352), incorporated herein by reference, which sets forth the officers and directors of the sub-advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.


ITEM 27    PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Gold and Precious Metals Fund
Franklin Growth and Income Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

(b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28    LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906.

ITEM 29    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30    UNDERTAKINGS

Not Applicable


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of November, 2001.


                              Franklin Global Trust
                                  (Registrant)

                              By: /S/ DAVID P. GOSS
                                  -------------------
                                  David P. Goss
                                  Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*             Principal Executive Officer and Trustee
-----------------------
Rupert H. Johnson, Jr.              Dated: November 27, 2001

MARTIN L. FLANAGAN*                 Principal Financial Officer
-------------------
Martin L. Flanagan                  Dated: November 27, 2001

KIMBERLEY H. MONASTERIO*            Principal Accounting Officer
------------------------
Kimberley H. Monasterio             Dated: November 27, 2001

FRANK H. ABBOTT, III*               Trustee
---------------------
Frank H. Abbott, III                Dated: November 27, 2001

HARRIS J. ASHTON*                   Trustee
-----------------
Harris J. Ashton                    Dated: November 27, 2001

HARMON E. BURNS*                    Trustee
----------------
Harmon E. Burns                     Dated: November 27, 2001

ROBERT F. CARLSON*                  Trustee
------------------
Robert F. Carlson                   Dated: November 27, 2001

S. JOSEPH FORTUNATO*                Trustee
--------------------
S. Joseph Fortunato                 Dated: November 27, 2001

EDITH E. HOLIDAY*                   Trustee
-----------------
Edith E. Holiday                    Dated: November 27, 2001

CHARLES B. JOHNSON*                 Trustee
-------------------
Charles B. Johnson                  Dated: November 27, 2001

FRANK W.T. LAHAYE*                  Trustee
------------------
Frank W.T. LaHaye                   Dated: November 27, 2001

GORDON S. MACKLIN*                  Trustee
------------------
Gordon S. Macklin                   Dated: November 27, 2001


*By:  /S/ DAVID P. GOSS
      ------------------
      David P. Goss
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)



                              FRANKLIN GLOBAL TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.         DESCRIPTION                           LOCATION

EX-99.(a)(i)        Agreement and Declaration of Trust          *
                    dated September 26, 2000

EX-99.(a)(ii)       Certificate of Trust dated                  *
                    September 26, 2000

EX-99.(b)(i)        By-Laws                                     *

EX-99.(d)(i)        Investment Advisory Agreement           Attached
                    dated December 29, 2000 between
                    Registrant and Franklin Advisers,
                    Inc.

EX-99.(d)(ii)       Subadvisory Agreement dated April       Attached
                    10, 2001 between Franklin
                    Advisers, Inc. and Fiduciary
                    International, Inc.

EX-99.(e)(i)        Distribution Agreement dated            Attached
                    December 29, 2000 between the
                    Registrant and Franklin/Templeton
                    Distributors, Inc.

EX-99.(e)(ii)       Forms of Dealer Agreements between          *
                    Franklin/Templeton Distributors,
                    Inc., and Securities Dealers dated
                    March 1, 1998

EX-99.(g)(i)        Custody Agreement dated December        Attached
                    29, 2000 between the Registrant
                    and The Chase Manhattan Bank, N.A.

EX-99.(g)(ii)       Amendment to Custody Agreement          Attached
                    between Registrant and The Chase
                    Manhattan Bank, dated May 1, 2001

EX-99.(h)(i)        Fund Administration Agreement           Attached
                    dated January 1, 2001 between the
                    Registrant and Franklin Templeton
                    Services, Inc.

EX-99.(i)(i)        Opinion and Consent of Counsel              *
                    dated December 14, 2000

EX-99.(j)(i)        Consent of Independent Auditors         Attached

EX-99.(l)(i)        Letter of Understanding for                 *
                    Franklin Global Growth Fund dated
                    December 13, 2000

EX-99.(l)(ii)       Letter of Understanding for             Attached
                    Franklin Global Aggressive Growth
                    Fund dated December 13, 2000

EX-99.(m)(i)        Class A Distribution Plan dated         Attached
                    December 29, 2000 between the
                    Registrant and Franklin/Templeton
                    Distributors, Inc.

EX-99.(m)(ii)       Class B Distribution Plan dated         Attached
                    December 29, 2000 between the
                    Registrant and Franklin/Templeton
                    Distributors, Inc.

EX-99.(m)(iii)      Class C Distribution Plan dated         Attached
                    December 29, 2000 between the
                    Registrant and Franklin/Templeton
                    Distributors, Inc.

EX-99.(n)(i)        Multiple Class Plan dated December      Attached
                    12, 2000 on behalf of Franklin
                    Global Aggressive Growth Fund and
                    Franklin Global Growth Fund

EX-99.(p)(i)        Code of Ethics - Franklin               Attached
                    Templeton Investments

EX-99.(p)(ii)       Code of Ethics - Fiduciary              Attached
                    International, Inc.

EX-99.(q)(i)        Power of Attorney dated September           *
                    26, 2000

EX-99.(q)(ii)       Power of Attorney dated December            *
                    12, 2000


* Incorporated by Reference